AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 3, 2010.

No. 333-138490

No. 811-21977

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☐

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 150	☒
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 151	☒

(Check appropriate box or boxes)

POWERSHARES EXCHANGE-TRADED FUND TRUST II

(Exact Name of Registrant as Specified in Charter)

301 West Roosevelt Road

Wheaton, IL 60187

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:  (800) 983-0903

Andrew Schlossberg	With a copy to:
301 West Roosevelt Road	Stuart M. Strauss
Wheaton, IL 60187	Dechert LLP
(Name and Address of Agent for Service)	1095 Avenue of the Americas
New York, NY 10036

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box):

☐                                    immediately upon filing pursuant to paragraph (b) of Rule 485.

☐                                    on [date] pursuant to paragraph (b) of Rule 485.

☐                                    60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐                                    on [date] pursuant to paragraph (a) of Rule 485.

☒                                  75 days after filing pursuant to paragraph (a)(2) of Rule 485.

☐                                    on [date] pursuant to paragraph (a) of Rule 485.

The information in this prospectus is not complete and may be changed.  We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective.  This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Subject to Completion

Preliminary Prospectus dated June 3, 2010

PowerShares Exchange-Traded

Fund Trust II

PowerShares Intermediate Build America Bond Portfolio (NYSE Arca, Inc. - BABI)

[•], 2010

The U.S. Securities and Exchange Commission (“SEC) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus.  Any representation to the monetary is a criminal offense.  Shares of the Fund (“Shares”) are not guaranteed or insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other agency of the U.S. Government, nor are Shares deposits or obligations of any bank.  Shares of the Fund involve investment risks, including the loss of principal.

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PowerShares

Intermediate Build America Bond

Portfolio

Summary Information

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield of an index called The BofA Merrill Lynch 1-12 Year Build America Bond Index (the “Underlying Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[•	]%
Other Expenses(1)	[•	]%
Total Annual Fund Operating	[•	]%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR			3 YEARS
$	[•	]	$	[•	]

(1)          “Other Expenses” are based on estimated amounts for the current fiscal year.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance.

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in taxable municipal securities eligible to participate in the Build America Bond program created under the American Recovery and Reinvestment Act of 2009 (the “Act”) or other legislation providing for the issuance of taxable municipal securities on which the issuer receives federal support of the interest paid (“Build America Bonds”). The Fund will normally invest at least 80% of its total assets in the securities that comprise the Underlying Index. The Underlying Index is designed to track the performance of intermediate maturity U.S. dollar-denominated Build America Bonds publicly issued by U.S. states and territories, and their political subdivisions, in the U.S. market. Unlike most other municipal obligations, interest received on Build America Bonds is subject to federal and state income tax. The federal interest subsidy continues for the life of the bonds.

Issuance of Build America Bonds will cease on December 31, 2010 unless the relevant provisions of the Act are extended. In the event that the Build America Bond program is not extended, the Build America Bonds outstanding at such time will continue to be eligible for the federal interest rate subsidy, which continues for the life of the Build America Bonds; however, no bonds issued following expiration of the Build America Bond program will be eligible for the federal tax subsidy. If the Build America Bond program is not extended, the Board of Trustees (the “Board”) of the PowerShares Exchange-Traded Fund Trust II (the “Trust”) will evaluate the Fund’s investment strategy and make appropriate changes that it believes are in the best interests of the Fund and its shareholders, including changing the Fund’s investment strategy to invest in an index composed of taxable municipal securities.

The Fund does not purchase all of the securities in the Underlying Index. Instead, the Adviser utilizes a “sampling” methodology in seeking to achieve the Fund’s investment objective. As of [•], 2010, the Underlying Index consisted of [•] securities.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks that have been identified for the Fund.

Municipal Securities Risk. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. Municipal securities can be significantly affected by political changes as well as

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uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Because many securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.

Risk of Limited Issuance. There is no guarantee that municipalities will continue to take advantage of the Build America Bond program in the future and there can be no assurance that Build America Bonds will be actively traded. Furthermore, under the Act, the ability of municipalities to issue Build America Bonds expires on December 31, 2010. If the Build America Bond program is not extended, the number of Build America Bonds available in the market will be limited, which may negatively affect the value of the Build America Bonds.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Securities issued by the U.S. government are subject to limited credit risk; however, securities issued by U.S. government agencies are not necessarily backed by the full faith and credit of the U.S. government.

Restricted Securities Risk. Rule 144A securities are generally referred to as private placements or restricted securities. Limitations on the resale of these securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at reasonable prices. The Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration.

Zero Coupon Securities Risk. Interest earned on zero coupon securities is automatically compounded and paid out at maturity. Zero coupon securities are subject to substantially greater market price fluctuations during periods of changing prevailing interest rates than are comparable debt securities that make current distributions of interest.

Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will “call” (or prepay) their bonds before their maturity date. If a call were exercised by the issuer during a period of declining interest rates, the Fund is likely to have to replace such called security with a lower yielding security. If that were to happen, it would decrease the Fund’s net investment income.

Market Trading Risk. Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of fixed-income securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Underlying Index.

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General Market Risk. The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall securities values could decline generally or could underperform other investments.

Sampling Risk. The Fund’s use of a representative sampling approach will result in its holding a smaller number of bonds than are in the Underlying Index. As a result, an adverse development respecting an issuer of bonds held by the Fund could result in a greater decline in net asset value (“NAV”) than would be the case if the Fund held all of the bonds in the Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. The Fund’s use of a representative sampling approach may cause the Fund to not be as well correlated with the return of the Underlying Index as would be the case if the Fund purchased all of the securities in the Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Cash Redemption Risk. Unlike most exchange-traded funds (“ETFs”), the Fund currently intends to effect redemptions principally for cash and partially in-kind, rather than primarily in-kind redemptions because of the nature of the Fund’s investments. As such, investments in Shares may be less tax efficient than investments in conventional ETFs.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund.

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund’s Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance

The Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.InvescoPowerShares.com.

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Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC.

Portfolio Managers. The Adviser uses a team of portfolio managers, investment strategists and other investment specialists. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser; Vice President of the Trust	Since inception
Philip Fang	Vice President and Portfolio Manager of the Adviser	Since inception
Jeffrey W. Kernagis	Vice President and Portfolio Manager of the Adviser	Since inception

Purchase and Sale of Fund Shares

The Fund issues and redeems Shares at NAV only in large blocks of 50,000 Shares (each block of Shares called a “Creation Unit”) or multiples thereof (“Creation Unit Aggregations”). Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares of the Fund may only be purchased and sold in secondary market transactions through brokers. Shares of the Fund are listed for trading on NYSE Arca, Inc. (“NYSE Arca” or the “Exchange”) and because Shares will trade at market prices rather than NAV, Shares of the Fund may trade at a price greater than or less than NAV.

Tax Information

Distributions from the Fund’s net investment income (other than net tax-exempt income), including any net short-term capital gains, if any, and distributions of income from securities lending, are taxable as ordinary income. A sale of Shares may result in capital gain or loss. Currently, any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited.

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Additional Information About the
Fund’s Strategies and Risks

Principal Investment Strategies

Additional information about the Fund’s Underlying Index construction is set forth below.

BofA Merrill Lynch 1-12 Year Build America Bond Index

The Underlying Index for the Fund is designed to track the performance of intermediate maturity U.S. dollar-denominated investment grade taxable municipal debt publicly issued under the Build America Bond program by U.S. states and territories, and their political subdivisions, in the U.S. domestic market.  Build America Bonds offer an alternative form of financing to state and local governments whose primary means for accessing the capital markets has been through the issuance of tax-free municipal bonds.  Qualifying securities must have an investment grade rating (based on an average of Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s, a division of The McGraw-Hill Company, Inc. (“S&P”), and Fitch Ratings, Inc. (“Fitch”)), at least one year but less than 12 years remaining term to final maturity, a fixed coupon schedule and a minimum amount outstanding of $1 million.  In addition, qualifying securities must be “direct pay” (i.e., a direct federal subsidy is paid to the issuer).  Under the terms of the Act, issuers of “direct pay” Build America Bonds (i.e., taxable municipal bonds issued to provide funds for qualified capital expenditures) are entitled to receive payments from the U.S. Treasury over the life of the bond equal to 35% (or 45% in the case of Recovery Zone Economic Development Bonds) of the interest paid.  For example, if a Build America Bond is issued with a taxable coupon of 10%, the issuer would receive a payment from the U.S. Treasury equaling 3.5% or 4.5% in the case of Recovery Zone Economic Development Bonds.  The call date on which a pre-refunded bond will be redeemed is used for purposes of determining qualification with respect to final maturity requirements.

Rule 144A securities and original issue zero coupon bonds qualify for inclusion in the Underlying Index.  Securities in default are excluded from the Underlying Index.  The Underlying Index does not include bonds that, under the Build America Bond program, are eligible for tax credits.  Securities that are included in the Underlying Index are capitalization-weighted based on their current amount outstanding. Intra-month cash flows are retained in the Underlying Index until the end of the month and then are removed as part of the rebalancing. Cash does not earn any reinvestment income while it is held in the Underlying Index.

The Underlying Index is rebalanced on the last calendar day of the month, based on information available up to and including the third business day before the last business day of the month. Issues that meet the qualifying criteria are included in the Underlying Index for the following month. Issues that no longer meet the criteria during the course of the month remain in the Underlying Index until the month-end rebalancing at which point they are removed from the Underlying Index.

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Investment Strategies of the Fund

The Fund, using an “indexing” investment approach, attempts to replicate, before fees and expenses, the performance of the Underlying Index. The Adviser seeks correlation over time of 0.95 or better between the Fund’s performance and the performance of the Underlying Index. The Adviser uses a “sampling” methodology in seeking to achieve the Fund’s investment objective. Sampling involves the use of quantitative analysis to select securities from the Underlying Index to obtain a representative sample of securities that have in the aggregate investment characteristics similar to the Underlying Index based on such factors as duration, maturity, credit quality, yield and coupon. The Adviser generally expects the Fund to hold less than the total number of securities in the Underlying Index but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective (currently, the Fund expects to hold [•] to [•] securities out of the [•] securities in the Underlying Index as of [•], 2010). The Fund may sell securities that are represented in the Underlying Index in anticipation of their removal from the Underlying Index, or purchase securities not represented in the Underlying Index in anticipation of their addition to the Underlying Index.

Principal Risks of Investing in the Fund

The following provides additional information about certain of the principal risks identified under “Principal Risks of Investing in the Fund” in the Fund’s “Summary Information” section.

Municipal Securities Risk

The Fund invests in municipal securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. In addition, there is a risk that, as a result of the economic crisis, the ability of any issuer to pay, when due, the principal or interest on its municipal bonds may be materially affected.

Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Because many securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.

Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets. If the IRS determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value.

The market for municipal bonds may be less liquid than for taxable bonds. There may also be less information available on the financial condition of issuers of municipal securities than for public corporations. This means that it may be harder to buy and sell municipal securities, especially on short notice, and municipal securities may be more difficult for the Fund to value

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accurately than securities of public corporations. Since the Fund invests a significant portion of its portfolio in municipal securities, the Fund’s portfolio may have greater exposure to liquidity risk than a fund that invests in non-municipal securities.

Fixed-Income Securities Risk

The Fund invests in non-municipal fixed income securities. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Securities issued by the U.S. Government are subject to limited credit risk; however, securities issued by U.S. government agencies are not necessarily backed by the full faith and credit of the U.S. Government.

Risk of Limited Issuance

The Fund invests in Build America Bonds. There is no guarantee that municipalities will continue to take advantage of the Build America Bond program in the future and there can be no assurance that Build America Bonds will be actively traded. Furthermore, under the Act, the ability of municipalities to issue Build America Bonds expires on December 31, 2010. If the Build America Bond program is not extended, the number of Build America Bonds available in the market will be limited, which may negatively affect the value of the Build America Bonds.

Non-Correlation Risk

The return of the Fund may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.  The Fund may fair value certain of the securities it holds. To the extent the Fund calculates its NAV based on fair value prices, the Fund’s ability to track the Underlying Index may be adversely affected.

Since the Underlying Index is not subject to the diversification requirements to which the Fund must adhere, the Fund may be required to deviate its investments from the securities and relative weightings of the Underlying Index. The Fund may not invest in certain securities included in the Underlying Index due to liquidity constraints. Liquidity constraints may delay the Fund’s purchase or sale of securities included in the Underlying Index. For tax efficiency purposes, the Fund may sell certain securities to realize losses, causing it to deviate from the Underlying Index.

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The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. Because the Fund utilizes a sampling approach or in instances when the Fund utilizes futures or other derivative positions, its return may not correlate as well with the return of the Underlying Index as would be the case if it purchased all of the securities in the Underlying Index with the same weightings as the Underlying Index.

Market Risk

The prices of fixed-income securities tend to fall as interest rates rise. Securities that have longer maturities tend to fluctuate more in price in response to changes in market interest rates. A decline in the prices of the fixed-income securities owned by the Fund would adversely affect the trading price of that Fund’s Shares. This “market risk” is usually greater among fixed-income securities with longer maturities or durations. The Fund will be subject to greater market risk (other things being equal) than a fund investing solely in shorter-term securities.

Restricted Securities Risk

Rule 144A securities are generally referred to as private placements or restricted securities. Limitations on the resale of these securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at reasonable prices. The Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration.

Zero Coupon Securities Risk

The interest earned on zero coupon securities is, implicitly, automatically compounded and paid out at maturity. While such compounding at a constant rate eliminates the risk of receiving lower yields upon reinvestment of interest if prevailing interest rates decline, the owner of a zero coupon security will be unable to participate in higher yields upon reinvestment of interest received if prevailing interest rates rise. For this reason, zero coupon securities are subject to substantially greater market price fluctuations during periods of changing prevailing interest rates than are comparable debt securities which make current distributions of interest. Current federal tax law requires that a holder of a zero coupon security accrue a portion of the discount at which the security was purchased as income each year even though the Fund receives no interest payments in cash on the security during the year.

Cash Redemption Risk

Unlike most ETFs, the Fund currently intends to effect redemptions principally for cash and partially in-kind, rather than primarily in-kind redemptions because of the nature of the Fund’s investments. As such, investments in Shares may be less tax efficient than investments in conventional ETFs. ETFs generally are able to make in-kind redemptions and avoid being taxed on gain on the distributed portfolio securities at the fund level. Because the Fund currently intends to effect redemptions primarily for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. The Fund may recognize a capital gain on these sales that might not have been incurred if the Fund had made a redemption

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in-kind and this may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process.

Additional Investment Strategies

The Fund may invest its remaining assets in municipal securities not included in the Underlying Index, in money market instruments, including repurchase agreements or other funds which invest exclusively in money market instruments (subject to applicable limitations under the 1940 Act, or exemptions therefrom), convertible securities, structured notes (notes on which the amount of principal repayment and interest payments are based on the movement of one or more specified factors, such as the movement of a particular security or securities index), and in swaps, options and futures contracts. Swaps, options and futures contracts (and convertible securities and structured notes) may be used by the Fund in seeking performance that corresponds to the Underlying Index and in managing cash flows. The Fund will not invest in money market instruments as part of a temporary defensive strategy to protect against potential securities market declines. The Adviser anticipates that it may take approximately three business days (i.e., each day that NYSE is open) for additions and deletions to the Fund’s Underlying Index to be reflected in the portfolio composition of the Fund.

Each of the policies described herein constitutes a non-fundamental policy that may be changed by the Board of the Trust without shareholder approval. Certain fundamental policies of the Fund are set forth in the Statement of Additional Information (“SAI”) under “Investment Restrictions and Policies.”

Borrowing Money

The Fund may borrow money from a bank up to a limit of 10% of the value of its assets, but only for temporary or emergency purposes.

Additional Risks of Investing in the Fund

The following provides additional risk information regarding investing in the Fund.

Derivatives Risk

Derivatives involve risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments. For example, derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate perfectly with the underlying indicator. Each of these risks may be magnified by the inherent leverage of derivatives, making derivative instruments highly volatile and the Fund could lose more than the amount it invests. Derivative transactions can create investment leverage, may be highly volatile and the Fund could lose more than the amount it invests. With respect to derivative transactions that are entered into over-the-counter (“OTC”), the value of such a derivative transaction will depend on the ability and the willingness of the Fund’s counterparty to perform its obligations under the transaction.. If a counterparty were to default on its obligations, the Fund’s contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the Fund’s rights as a creditor (e.g., the Fund may not receive the net amount of payments that it is contractually entitled to

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receive). A liquid secondary market may not always exist for the Fund’s derivative positions at any time.

Trading Issues

Trading in Shares on NYSE Arca may be halted due to market conditions or for reasons that, in the view of NYSE Arca make trading in Shares inadvisable. In addition, trading in Shares on NYSE Arca is subject to trading halts caused by extraordinary market volatility pursuant to NYSE Arca “circuit breaker” rules. There can be no assurance that the requirements of NYSE Arca necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Shares May Trade at Prices Different Than NAV

The NAV of the Fund’s Shares generally fluctuates with changes in the market value of the Fund’s holdings. The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Shares on NYSE Arca. The Adviser cannot predict whether the Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of the Fund’s Underlying Index trading individually or in the aggregate at any point in time.

In addition, disruptions to creations and redemptions or the existence of extreme market volatility may result in trading prices that differ significantly from NAV. If a shareholder purchases at a time when the market price is at a premium to the NAV or sells at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Portfolio Holdings

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI.

Management of the Fund

Invesco PowerShares Capital Management LLC is a registered investment adviser with its offices at 301 West Roosevelt Road, Wheaton, Illinois 60187. Invesco PowerShares Capital Management LLC serves as the investment adviser to the Trust, the PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Exchange-Traded Fund Trust, a family of exchange-traded funds, with combined assets under management of more than $[•] billion as of June 30, 2010. The Trust is currently comprised of 45 exchange-traded funds.

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Invesco PowerShares Capital Management LLC has overall responsibility as the Fund’s investment adviser for the selection and ongoing monitoring of the Fund’s investments, managing the Fund’s business affairs and providing certain clerical, bookkeeping and other administrative services.

The Adviser uses a team of portfolio managers, investment strategists and other investment specialists. This team approach brings together many disciplines and leverages the Adviser’s extensive resources.

Portfolio Managers

Peter Hubbard, Vice President of the Trust, oversees all research, portfolio management and trading operations of the Fund. In this capacity, Mr. Hubbard oversees a team of portfolio managers (with Mr. Hubbard, the “Portfolio Managers”) who are responsible for the day-to-day management of the Fund. Mr. Hubbard receives management assistance from Phil Fang and Jeffrey W. Kernagis. Each Portfolio Manager is responsible for various functions related to portfolio management, including investing cash flows, coordinating with other team members to focus on certain asset classes, implementing investment strategy and researching and reviewing investment strategy. Each Portfolio Manager has appropriate limitations on his authority for risk management and compliance purposes.

Peter Hubbard is a Vice President and Director of Portfolio Management of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Fund since its inception. Mr. Hubbard has served as portfolio manager for other PowerShares Funds since 2007. Mr. Hubbard was a Research Analyst for the Adviser from May 2005 to June 2007. Mr. Hubbard has been a Portfolio Manager of the Adviser since June 2007. Prior to joining the Adviser in 2005, Mr. Hubbard was employed by Ritchie Capital, a hedge fund operator, where he was a Research Analyst and Trader from September 2003 to May 2005.

Philip Fang is a Portfolio Manager of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Fund since its inception. Mr. Fang has served as portfolio manager for other PowerShares Funds since 2007. Prior to joining the Adviser in 2007, Mr. Fang was a portfolio manager and Executive Vice President at Lord Abbett & Co. from 1992 to 2007.

Jeffrey W. Kernagis is a Vice President of Portfolio Management of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Fund since its inception. Mr. Kernagis has served as portfolio manager for other PowerShares Funds since 2007. Prior to joining the Adviser in 2007, Mr. Kernagis was a Portfolio Manager at Claymore Securities, Inc. from October 2005 to September 2007. Prior to that, Mr. Kernagis was a Senior Trader at Mid-States Corporate Federal Credit Union from January 2004 to October 2005 and a Vice President of Institutional Futures Sales at ABN Amro, Inc. from March 1994 to February 2003.

The Fund’s SAI provides additional information about the Portfolio Managers’ compensation structure, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership of securities in the Trust.

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Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for the fee payments under the Investment Advisory Agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

The Adviser’s unitary management fee is designed to pay the Fund’s expenses and to compensate the Adviser for providing service for the Fund.

A discussion regarding the Board’s basis for approving the Investment Advisory Agreement with respect to the Fund will be available in the annual report to shareholders for the fiscal year ending October 31, 2010.

How to Buy and Sell Shares

Most investors will buy and sell Shares of the Fund in the secondary market transactions through brokers. Shares of the Fund are listed for trading on the secondary market on NYSE Arca. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. Although Shares are generally purchased and sold in “round lots” of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller “oddlots” at no per-share price differential. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. The Fund’s Shares trade on NYSE Arca under the symbol “BABI.”

Share prices are reported in dollars and cents per Share.

Investors may acquire Shares directly from the Fund, and shareholders may tender their Shares for redemption directly to the Fund, at NAV per Share only in Creation Unit Aggregations.

Book Entry

Shares are held in book entry form, which means that no stock certificates are issued. DTC or its nominee is the record owner of all outstanding Shares of the Fund and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of

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DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book entry or “street name” form.

Fund Share Trading Prices

The trading prices of Shares of the Fund on NYSE Arca may differ from the Fund’s daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.

The approximate value of Shares of the Fund will be disseminated every 15 seconds. This approximate value should not be viewed as a “real-time” update of the NAV per Share of the Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Fund is not involved in, or responsible for, the calculation or dissemination of the approximate value of the Shares and the Fund does not make any warranty as to the accuracy thereof.

Frequent Purchases and
Redemptions of Fund Shares

The Board has evaluated the risks of market timing activities by the Fund’s shareholders. The Board noted that the Fund’s Shares can only be purchased and redeemed directly from the Fund in Creation Units by authorized participants (“APs”) and that the vast majority of trading in the Fund’s Shares occurs on the secondary market. Because the secondary market trades do not involve the Fund directly, it is unlikely those trades would cause many of the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Fund’s trading costs and the realization of capital gains. With regard to the purchase or redemption of Creation Units in exchange principally for cash, the Board noted that such trades could result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective. However, the Board noted that direct trading by APs is critical to ensuring that the Fund’s Shares trade at or close to NAV. The Fund also employs fair valuation pricing to minimize potential dilution from market timing. In addition, the Fund imposes fixed and variable transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs incurred by the Fund in effecting trades. Finally, the Adviser monitors trades by APs for patterns of abusive trading and the Fund reserves the right to not accept orders from APs that the Adviser has determined may be disruptive to the management of the Fund, or otherwise not in the Fund’s best interests.

Dividends, Distributions and Taxes

Ordinarily, dividends from net investment income, if any, are declared and paid monthly for the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually.

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Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Taxes

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

•              The Fund makes distributions,

•              You sell your Shares listed on the Exchange, and

•              You purchase or redeem Creation Units.

Taxes on Distributions

Ordinarily, dividends from net investment income, if any, are declared and paid monthly for the Fund. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. Dividends paid by the Fund that are properly designated as exempt-interest dividends will not be subject to federal income tax.

Distributions from the Fund’s net investment income (other than net tax-exempt income), including any net short-term capital gains, if any, and distributions of income from securities lending, are taxable to you as ordinary income. In general, non tax- exempt distributions are subject to federal income tax when they are paid, regardless of whether you take them in cash or reinvest them in the Fund. Distributions reinvested in additional Shares of the Fund through the means of the dividend reinvestment service will be taxable dividends to shareholders acquiring such additional Shares to the same extent as if such dividends had been received in cash. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the Shares.

If you lend your Shares pursuant to securities lending or similar arrangements, you may lose the ability to treat Fund dividends (paid while the Shares are held by the borrower) as tax-exempt income. Also, interest on indebtedness incurred by a shareholder to purchase or carry Shares of the Fund will not be deductible for federal income tax purposes. You should consult your financial intermediary or tax adviser before entering into such arrangements.

Exempt-interest dividends from the Fund are taken into account in determining the taxable portion of any Social Security or railroad retirement benefits that you receive.

Distributions in excess of the Fund’s current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the Shares, and as capital gain thereafter. A distribution will reduce the Fund’s NAV per Share and may be taxable to you as ordinary

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income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital.

Any market discount recognized by the Fund on a bond is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below redemption value or adjusted issue price if issued with original issue discount. Absent an election by the Fund to include the market discount in income as it accrues, gain on the Fund’s disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.

By law, the Fund may be required to withhold a percentage of your distributions and proceeds if you have not provided a taxpayer identification number or Social Security number.

The Fund intends to notify shareholders, generally within 60 days after the close of its taxable year, as to what portion of the Fund’s distributions qualify as tax-exempt income, ordinary income and capital gains.

Taxes on Exchange-Listed Share Sales

Currently, any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited. Any loss on the sale of Shares held for six months or less may be disallowed to the extent of any exempt interest dividends with respect to such Shares.

Taxes on Purchase and Redemption of Creation Units

An AP who exchanges equity securities for Creation Units generally will recognize a gain or a loss equal to the difference between the market value of the Creation Units at the time and the exchanger’s aggregate basis in the securities surrendered and the Cash Component paid. An AP who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. Consult your

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personal tax advisor about the potential tax consequences of an investment in the Fund’s Shares under all applicable tax laws. For more information, please see the SAI section “Taxes.”

Distributor

Invesco Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Shares. The Distributor is an affiliate of the Adviser.

Net Asset Value

The Bank of New York Mellon (“BNYM”) calculates the Fund’s NAV at the close of regular trading (normally 4:00 p.m., Eastern time) every day the NYSE is open, provided that (a) any assets or liabilities denominated in currencies other than the U.S. dollar shall be translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more major banks or dealers that makes a two-way market in such currencies (or a data service provider based on quotations received from such banks or dealers); and (b) U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association announces an early closing time. NAV is calculated by deducting all of the Fund’s liabilities from the total value of its assets and dividing the result by the number of Shares outstanding, rounding to the nearest cent. All valuations are subject to review by the Board or its delegate.

In determining NAV, expenses are accrued and applied daily, and securities and other assets for which market quotations are available are valued at market value. Market value generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. The Trust’s portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant.

Common stocks and other equity securities are valued at the last sales price that day. Securities regularly traded in an OTC market are valued at the latest quoted sale price in such market, or in the case of the NASDAQ, at the NASDAQ official closing price. Money market securities maturing in 60 days or less will be valued at amortized cost.

When price quotes are not readily available, securities will be valued at fair value. Investments that may be valued at fair value include, among others, an unlisted security related to corporate actions, a restricted security, a security whose trading has been suspended from trading on its primary trading exchange, a security that is thinly traded, a security in default or bankruptcy proceedings for which there is no current market quotation and a security affected by a significant event, which event includes acts of terrorism, natural disasters, government action,

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armed conflict and significant market fluctuations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

Fund Service Providers

BNYM, 101 Barclay Street, New York, New York 10286, is the administrator, custodian and fund accounting and transfer agent for the Fund.

Dechert LLP, 1095 Avenue of the Americas, New York, New York 10036, serves as legal counsel to the Fund.

[•], [•], serves as the Fund’s independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Fund.

Index Provider

No entity that creates, compiles, sponsors or maintains the Underlying Index is or will be an affiliated person, as defined in Section 2(a)(3) of the 1940 Act, or an affiliated person of an affiliated person, of the Trust, the Adviser, the Distributor or a promoter of the Fund.

Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”) is the Index Provider for the Fund. Merrill Lynch is not affiliated with the Trust, the Adviser or the Distributor. The Adviser has entered into a license agreement with Merrill Lynch to use the Fund’s Underlying Index.

Disclaimers

The BofA Merrill Lynch 1-12 Year Build America Bond Index is a trademark of Merrill Lynch and have been licensed for use for certain purposes by the Adviser.

The BofA Merrill Lynch 1-12 Year Build America Bond Index is not sponsored, endorsed, sold or promoted by Merrill Lynch and Merrill Lynch does not make any representation regarding the advisability of investing in Shares of the Fund.

There is no relationship between Merrill Lynch and the Distributor, the Adviser or the Trust other than a license by Merrill Lynch to the Adviser of certain marks, trademarks and tradenames and the Underlying Index, for use by the Adviser. Such trademarks, tradenames and Underlying Index have been created and developed by Merrill Lynch without regard to the Distributor, Adviser, the Trust, their businesses, the Underlying Index and/or any prospective investor.

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“Merrill Lynch” and “The BofA Merrill Lynch 1-12 Year Build America Bond Index” are reprinted with permission. ©Copyright 2010 Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved. “Merrill Lynch” and “The BofA Merrill Lynch 1-12 Year Build America Bond Index” are service marks of Merrill Lynch and have been licensed for use for certain purposes by the Adviser. The Fund is based on The BofA Merrill Lynch 1-12 Year Build America Bond Index and is not sponsored, endorsed, sold or promoted by Merrill Lynch. Merrill Lynch, as Index Provider for the Fund, makes no representation, express or implied, regarding the advisability of investing in the Fund or the Underlying Index and does not guarantee the quality, accuracy or completeness of the Underlying Index or any Index-related data included herein or derived therefrom and assumes no liability in connection with its use. As the Index Provider, Merrill Lynch is licensing certain trademarks, the Underlying Index and trade names, which are composed by Merrill Lynch without regard to PowerShares, the Trust, the Fund or any investor.

The Fund (and its Shares) are not sponsored, endorsed, sold or promoted by Merrill Lynch, Pierce, Fenner & Smith Incorporated, any affiliate of Merrill Lynch or any other party involved in, or related to, making or compiling the Underlying Index. The Underlying Index is the exclusive property of Merrill Lynch. “The BofA Merrill Lynch 1-12 Year Build America Bond Index” is a service mark of Merrill Lynch and has been licensed for use for certain purposes by the Adviser. Neither Merrill Lynch, any affiliate of Merrill Lynch nor any other party involved in, or related to, making or compiling the Underlying Index makes any representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Underlying Index to track the corresponding market performance. Merrill Lynch is the licensor of certain trademarks, trade names and service marks of Merrill Lynch and of the Underlying Index, which are determined, composed and calculated by Merrill Lynch without regard to the Adviser, the sponsor of the Fund. Neither Merrill Lynch, any affiliate of Merrill Lynch nor any other party involved in, or related to, making or compiling the Underlying Index is responsible for or has participated in the determination of the timing of, prices at or quantities of the Shares of the Fund to be issued or in the determination or calculation of the equation by which Shares in the Fund are to be redeemable for cash. Neither Merrill Lynch, any affiliate of Merrill Lynch nor any other party involved in, or related to, making or compiling the Underlying Index has any obligation or liability in connection with the administration, marketing or trading of the Underlying Index.

NEITHER MERRILL LYNCH, ANY AFFILIATE OF MERRILL LYNCH NOR ANY OTHER PARTY INVOLVED IN, OR RELATED TO, MAKING OR COMPILING THE UNDERLYING INDEX WARRANTS OR GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. NEITHER MERRILL LYNCH, ANY AFFILIATE OF MERRILL LYNCH NOR ANY OTHER PARTY INVOLVED IN, OR RELATED TO, MAKING OR COMPILING THE UNDERLYING INDEX MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY INVESCO POWERSHARES CAPITAL MANAGEMENT LLC, POWERSHARES EXCHANGE-TRADED FUND TRUST II, OWNERS OF POWERSHARES INTERMEDIATE BUILD AMERICA BOND PORTFOLIO OR ANY OTHER PERSON OR ENTITY FROM THE

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USE OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. NEITHER MERRILL LYNCH, ANY AFFILIATE OF MERRILL LYNCH NOR ANY OTHER PARTY INVOLVED IN, OR RELATED TO, MAKING OR COMPILING THE UNDERLYING INDEX MAKES ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MERRILL LYNCH, ANY AFFILIATE OF MERRILL LYNCH OR ANY OTHER PARTY INVOLVED IN, OR RELATED TO, MAKING OR COMPILING THE UNDERLYING INDEX HAVE ANY LIABILITY FOR DIRECT, INDIRECT, PUNITIVE, SPECIAL, CONSEQUENTIAL OR ANY OTHER DAMAGES OR LOSSES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN MERRILL LYNCH AND INVESCO POWERSHARES CAPITAL MANAGEMENT LLC.

No purchaser, seller or holder of this security, or any other person or entity, should use or refer to any Merrill Lynch trade name, trademark or service mark to sponsor, endorse, market or promote these products without first contacting Merrill Lynch to determine whether Merrill Lynch’s permission is required. Under no circumstances may any person or entity claim any affiliation with Merrill Lynch without the written permission of Merrill Lynch.

The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions, or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares of the Fund or any other person or entity from the use of the Underlying Indexes or any data included therein. The Adviser makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index, even if notified of the possibility of such damages.

Premium/Discount Information

Information regarding how often the Shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year, or the life of the Fund, can be found at www.InvescoPowerShares.com.

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Other Information

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including Shares of the Fund. Registered investment companies are permitted to invest in the Fund beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Trust on behalf of the Fund.

Continuous Offering

The method by which Creation Unit Aggregations of Fund’s Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of Shares are issued and sold by the Fund on an ongoing basis, a “distribution,” as such term is used in the Securities Act, may occur at any point. Broker- dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent Shares and sells such Shares directly to customers or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker- dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(3)(a) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to Shares are reminded that, under the Securities Act Rule 153, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on NYSE Arca is satisfied by the fact that the prospectus is available at NYSE Arca upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

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For More Information

For more detailed information on the Trust, the Fund and the Shares, you may request a copy of the Fund’s SAI. The SAI provides detailed information about the Fund and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus. If you have questions about the Fund, Shares or you wish to obtain the SAI or Annual and/or Semi-Annual Report, when available, free of charge, or to make Shareholder inquiries, please:

Call:	Invesco Distributors, Inc. at 1-800-983-0903 Monday through Friday 8:00 a.m. to 5:00 p.m. Central Time

Write:	PowerShares Exchange-Traded Fund Trust II c/o Invesco Distributors, Inc. 11 Greenway Plaza, Suite 100 Houston, Texas 77046-1173

Visit:	www.InvescoPowerShares.com

Information about the Fund (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room, 100 F Street NE, Washington, D.C. 20549, and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address:

publicinfo@sec.gov

or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

No person is authorized to give any information or to make any representations about the Fund and its Shares not contained in this Prospectus, and you should not rely on any other information. Read and keep the Prospectus for future reference.

Dealers effecting transactions in the Fund’s Shares, whether or not participating in this distribution, are generally required to deliver a Prospectus. This is in addition to any obligation of dealers to deliver a Prospectus when acting as underwriters.

The Trust’s registration number under the 1940 Act is 811-21977.

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powersharesTM

xchange traded fundsTM

PowerShares Exchange-Traded Fund Trust II
301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.InvescoPowerShares.com

[Code]

The information in this Statement of Additional Information is not complete and may be changed. The Trust may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

Subject to Completion

Preliminary Statement of Additional Information dated June 3, 2010

Investment Company Act File No. 811-21977

PowerShares Exchange-Traded Fund Trust II

STATEMENT OF ADDITIONAL INFORMATION

Dated [•], 2010

This Statement of Additional Information (“SAI”) is not a prospectus.  It should be read in conjunction with the Prospectus dated [•], 2010 for PowerShares Exchange-Traded Fund Trust II (the “Trust”) relating to the series of the Trust listed below, as its may be revised from time to time.

Fund	Principal U.S. Listing Exchange	Ticker
PowerShares Intermediate Build America Bond Portfolio	NYSE Arca, Inc.	BABI

Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted.  Copies of the Prospectus may be obtained without charge by writing to the Trust’s Distributor, Invesco Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, or by calling toll free (800) 983-0903.

GENERAL DESCRIPTION OF THE TRUST AND THE FUND

The Trust was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series or portfolios.  The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Trust currently consists of 45 portfolios.  This SAI relates to PowerShares Intermediate Build America Bond Portfolio (the “Fund”).  The Fund is “non-diversified” and, as such, the Fund’s investments are not required to meet certain diversification requirements under the 1940 Act.  The shares of the Fund are referred to herein as “Shares” or “Fund Shares.”

The other 44 funds of the Trust, PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced NFA Global Asset Portfolio, PowerShares Autonomic Growth NFA Global Asset Portfolio, PowerShares Build America Bond Portfolio, PowerShares CEF Income Composite Portfolio, PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares DWA Emerging Markets Technical Leaders Portfolio, PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares Emerging Markets Infrastructure Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares FTSE RAFI Europe Portfolio, PowerShares FTSE RAFI Japan Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Biotech Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Nuclear Energy Portfolio, PowerShares Global Progressive Transportation Portfolio, PowerShares Global Steel Portfolio, PowerShares Global Water Portfolio, PowerShares Global Wind Energy Portfolio, PowerShares High Yield Corporate Bond Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio, PowerShares International Corporate Bond Portfolio, PowerShares MENA Frontier Countries Portfolio, PowerShares Preferred Portfolio, PowerShares VRDO Tax-Free Weekly Portfolio, PowerShares S&P SmallCap Consumer Discretionary Portfolio, PowerShares S&P SmallCap Consumer Staples Portfolio, PowerShares S&P SmallCap Energy Portfolio, PowerShares S&P SmallCap Financials Portfolio, PowerShares S&P SmallCap Health Care Portfolio, PowerShares S&P SmallCap Industrials Portfolio, PowerShares S&P SmallCap Information Technology Portfolio, PowerShares S&P SmallCap Materials Portfolio and PowerShares S&P SmallCap Utilities Portfolio, are included in six separate prospectuses.

The Fund is managed by Invesco PowerShares Capital Management LLC (the “Adviser”).

The Fund will issue and sell Shares at net asset value (“NAV”) only in aggregations of a specified number of Shares (each a “Creation Unit” or a “Creation Unit Aggregation”), principally for cash, or in exchange for a basket of securities included in the Underlying Index (the “Deposit Securities”), together with the deposit of a specified cash payment (the “Cash Component”).  The Fund’s Shares are listed on NYSE Arca, Inc. (“NYSE Arca” or the “Exchange”).  Fund Shares will trade on the Exchange at market prices that may be below, at or above NAV.

Fund Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 115% of the market value of the missing Deposit Securities.  See the “Creation and Redemption of Creation Unit Aggregations” section.

EXCHANGE LISTING AND TRADING

There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares of the Fund will continue to be met.  The Exchange may, but is not required to, remove the Shares of the Fund from listing if (i) following the initial 12-month period beginning at the commencement of trading of the Fund, there are fewer than 50 beneficial owners of the Shares of the Fund for 30 or more consecutive trading days; (ii) the value of the Underlying Index (as defined below) is no longer calculated or available; or (iii) such other event shall occur or condition exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable.  The Exchange will remove the Shares of the Fund from listing and trading upon termination of the Fund.

As in the case of other stocks traded on the Exchange, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the price levels of the Shares in the future to help maintain convenient trading ranges for investors.  Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

INVESTMENT RESTRICTIONS AND POLICIES

Investment Objective

The investment objective of the PowerShares Intermediate Build America Bond Portfolio is to seek investment results that correspond (before the Fund’s fees and expenses) generally to the price and yield  of an index called The BofA Merrill Lynch 1-12 Year Build America Bond Index (the “Underlying Index”).

Investment Restrictions

The Board of Trustees of the Trust (the “Board”) has adopted as fundamental policies the Fund’s respective investment restrictions numbered (1) through (7) below.  The Fund, as a fundamental policy, may not:

(1)        Invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries, except to the extent that the underlying index that the Fund replicates concentrates in an industry or group of industries.  This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

(2)        Borrow money, except that the Fund may (i) borrow money from banks for temporary or emergency purposes (but not for leverage or the purchase of investments) up to 10% of its total assets and (ii) make other investments or engage in other transactions permissible under the 1940 Act that may involve a borrowing, provided that the combination of (i) and (ii) shall not exceed 33-1/3% of the value of the Fund’s total assets (including the amount borrowed), less the Fund’s liabilities (other than borrowings).

(3)        Act as an underwriter of another issuer’s securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of portfolio securities.

(4)        Make loans to other persons, except through (i) the purchase of debt securities permissible under the Fund’s investment policies, (ii) repurchase agreements or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by the Fund if, as a result, the aggregate of such loans would exceed 33-1/3% of the value of the Fund’s total assets.

(5)        Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund (i) from purchasing or selling options, futures contracts or other derivative instruments, or (ii) from investing in securities or other instruments backed by physical commodities).

(6)        Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

(7)        Issue senior securities, except as permitted under the 1940 Act.

Except for restriction (2), if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets, or the sale of a security out of the portfolio, will not constitute a violation of that restriction.  With respect to restriction (2), in the event that the Fund’s borrowings at any time exceed 33-1/3% of the value of the Fund’s total assets (including the amount borrowed) less the Fund’s liabilities (other than borrowings) due to subsequent changes in the value of the Fund’s assets or otherwise, within three business days, the Fund will take corrective action to reduce the amount of its borrowings to an extent that such borrowings will not exceed 33-1/3% of the value of the Fund’s total assets (including the amount borrowed) less the Fund’s liabilities (other than borrowings).

The foregoing fundamental investment policies cannot be changed as to the Fund without approval by holders of a “majority of the Fund’s outstanding voting securities.”  As defined in the 1940 Act, this means the vote of (i) 67% or more of the Fund’s Shares present at a meeting, if the holders of more than 50% of the Fund’s Shares are present or represented by proxy, or (ii) more than 50% of the Fund’s Shares, whichever is less.

In addition to the foregoing fundamental investment policies, the Fund is also subject to the following non-fundamental restrictions and policies, which may be changed by the Board without shareholder approval.  The Fund may not:

(1)        Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in-kind and amount to the securities sold short at no added cost, and provided that transactions in options, futures contracts, options on futures contracts or other derivative instruments are not deemed to constitute selling securities short.

(2)        Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts or other derivative instruments shall not constitute purchasing securities on margin.

(3)        Purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act, although the Fund may not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

(4)        Invest in direct interests in oil, gas or other mineral exploration programs or leases; however, the Fund may invest in the securities of issuers that engage in these activities.

(5)        Invest in illiquid securities if, as a result of such investment, more than 15% of the Fund’s net assets would be invested in illiquid securities.

The investment objective of the Fund is a non-fundamental policy that can be changed by the Board without approval by shareholders.

INVESTMENT POLICIES AND RISKS

A discussion of the risks associated with an investment in the Fund is contained in the “Summary Information—Principal Risks of Investing in the Fund” and “Additional Information About the Fund’s Strategies and Risks—Risks of Investing in the Fund” sections of the Fund’s Prospectus.  The discussion below supplements, and should be read in conjunction with, these sections of the Prospectus.

An investment in the Fund should be made with an understanding that the value of the Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of securities in general and other factors that affect the market.

An investment in the Fund should also be made with an understanding of the risks inherent in an investment in securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the securities market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of Fund Shares).  Securities are susceptible to general securities market fluctuations and to volatile increases and decreases in value as market confidence and perceptions of their issuers’ change.  These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises.

The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities.  There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid.  The price at which securities may be sold and the value of the Fund’s Shares will be adversely affected if trading markets for the Fund’s portfolio securities are limited or absent, or if bid/ask spreads are wide.

An investment in the Fund should also be made with an understanding that the Fund will not be able to replicate exactly the performance of the Underlying Index because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities and other Fund expenses, whereas such transaction costs and expenses are not included in the calculation of the Underlying Index.  In addition, the Fund’s use of a representative sampling approach may cause the Fund to not be as well correlated with the return of the Underlying Index as would be the case if the Fund purchased all of the securities in the Underlying Index in the proportions represented in the Underlying Index.  It is also possible that, for short periods of time, the Fund may not fully replicate the performance of the Underlying Index due to the temporary unavailability of certain Underlying Index securities in the secondary market or due to other extraordinary circumstances.  Such events are unlikely to continue for an extended period of time because the Fund is required to correct such imbalances by means of adjusting the composition of the securities.  The Fund may have to adjust its portfolio holdings in order to continue to qualify as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).

The Fund is not actively managed, and therefore the adverse financial condition of any one issuer will not result in the elimination of its securities from the securities held by the Fund unless the securities of such issuer are removed from the Underlying Index.

Correlation and Tracking Error.  Correlation measures the degree of association between the returns of the Fund and the Underlying Index.  The Fund seeks a correlation over time of 0.95 or better between the Fund’s performance and the performance of the Underlying Index; a figure of 1.00 would indicate perfect correlation.  Correlation is calculated at the Fund’s fiscal year-end by comparing the Fund’s average monthly total returns, before fees and expenses, to the Underlying Index’s average monthly total returns over the prior one-year period or since inception if the Fund has been in existence for less than one year.  Another means of evaluating the degree of correlation between the returns of the Fund and the Underlying Index is to assess the “tracking error” between the two.  Tracking error means the variation between the Fund’s annual return and the return of the Underlying Index, expressed in terms of standard deviation.  The Fund seeks to have a tracking error of less than 5%, measured on a daily basis over a one-year period by taking the standard deviation of the difference in the Fund’s returns versus the Underlying Index’s returns.

Bonds.  The Fund invests in bonds.  A bond is an interest-bearing security issued by a company, governmental unit or, in some cases, a non-U.S. entity.  The issuer of a bond has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond’s face value) periodically or on a specified maturity date.  Bonds generally are used by corporations and governments to borrow money from investors.

An issuer may have the right to redeem or “call” a bond before maturity, in which case the investor may have to reinvest the proceeds at lower market rates.  Most bonds bear interest income at a “coupon” rate that is fixed for the life of the bond.  The value of a fixed-rate bond usually rises when market interest rates fall, and falls when market interest rates rise.  Accordingly, a fixed-rate bond’s yield (income as a percent of the bond’s current value) may differ from its coupon rate as its value rises or falls.  Other types of bonds bear income at an interest rate that is adjusted periodically.  Because of their adjustable interest rates, the value of “floating-rate” or “variable-rate” bonds fluctuates much less in response to market interest rate movements than the value of fixed-rate bonds.  Generally, prices of higher quality issues tend to fluctuate less with changes in market interest rates than prices of lower quality issues and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues.  Bonds may be senior or subordinated obligations.  Senior obligations generally have the first claim on a corporation’s earnings and assets and, in the event of liquidation, are paid before subordinated obligations.  Bonds may be unsecured (backed only by the issuer’s general creditworthiness) or secured (backed by specified collateral).

Privately Issued Securities.  The Fund may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the Securities Act (“Rule 144A Securities”).  Rule 144A

Securities are restricted securities that are not publicly traded.  Accordingly, the liquidity of the market for specific Rule 144A Securities may vary.  Delay or difficulty in selling such securities may result in a loss to the Fund.

Ratings.  An investment grade rating means the security or issuer is rated investment-grade by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Ltd. or another nationally recognized statistical rating organization, or is unrated but considered to be of equivalent quality by the Adviser.  Bonds rated Baa by Moody’s or BBB by S&P or above are considered “investment grade” securities; bonds rated Baa are considered medium grade obligations which lack outstanding investment characteristics and have speculative characteristics; and bonds rated BBB are regarded as having adequate capacity to pay principal and interest.

U.S. Government Obligations.  The Fund may invest in various types of U.S. government obligations.  U.S. government obligations are a type of bond and include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities.  Payment of principal and interest on U.S. government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury obligations and Government National Mortgage Association, certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with Federal National Mortgage Association, Federal Home Loan Mortgage Corporation and Federal Home Loan Bank notes).  In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned.  There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities where it is not obligated to do so.  As a general matter, the value of debt instruments, including U.S. government obligations, declines when market interest rates increase and rises when market interest rates decrease.  Certain types of U.S. government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

Municipal Securities.  The Fund invests in securities issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities.  Municipal securities share the attributes of debt/fixed-income securities in general, but are generally issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities.  The municipal securities which the Fund may purchase include general obligation bonds and limited obligation bonds (or revenue bonds), including industrial development bonds issued pursuant to former federal tax law that pay interest monthly or quarterly based on a floating rate that is reset daily or weekly based on an index of short-term municipal rates.  General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from such issuer’s general revenues and not from any particular source.  Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source.  Industrial development bonds generally are also revenue bonds and thus are not payable from the issuer’s general revenues.  The credit and quality of industrial development bonds are usually related to the credit of the corporate user of the facilities.  Payment of interest on and repayment of principal of such bonds is the responsibility of the corporate user (and/or any guarantor).  In addition, the Fund may invest in lease obligations.  Lease obligations may take the form of a lease or an installment purchase contract issued by public authorities to acquire a wide variety of equipment and facilities.

An investment in the Fund should be made with an understanding of the risks inherent in an investment in municipal securities.  An issuer may have the right to redeem or “call” a bond before maturity, in which case the investor may have to reinvest the proceeds at lower market rates.  Most bonds bear interest income at a “coupon” rate that is fixed for the life of the bond.  The value of a fixed rate bond usually rises when market interest rates fall, and falls when market interest rates rise.  Accordingly, a fixed rate bond’s yield (income as a percent of the bond’s current value) may differ from its coupon rate as its value rises or falls.  Other types of bonds bear income at an interest rate that is adjusted periodically.  Because of their adjustable interest rates, the value of “floating-rate” or “variable-rate” bonds fluctuates much less in response to market interest rate movements than the value of fixed rate bonds.  The Fund may treat some of these bonds as having a shorter maturity for purposes of calculating the weighted average maturity of its investment portfolio.  Generally, prices of higher quality issues tend to fluctuate more with changes in market interest rates than prices of lower quality issues and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues.  Bonds may be senior or subordinated obligations.  Senior obligations generally have the first claim on a corporation’s earnings and assets and, in the event of liquidation, are paid before subordinated obligations.  Bonds may be unsecured (backed only by the issuer’s general creditworthiness) or secured (also backed by specified collateral).

The market for municipal bonds may be less liquid than for non-municipal bonds.  There may also be less information available on the financial condition of issuers of municipal securities than for public corporations.  This means that it may be harder to buy and sell municipal securities, especially on short notice, and municipal securities may be more difficult for the Fund to value accurately than securities of public corporations.  Since the Fund invests a significant portion of its portfolio in municipal securities, the Fund’s portfolio may have greater exposure to liquidity risk than a fund that invests in non-municipal securities.

Some longer-term municipal securities give the investor the right to “put” or sell the security at par (face value) within a specified number of days following the investor’s request—usually one to seven days.  This demand feature enhances a security’s liquidity by shortening its effective maturity and enables it to trade at a price equal to or very close to par.  If a demand feature terminates prior to being exercised, the Fund would hold the longer-term security, which could experience substantially more volatility.

Municipal securities are subject to credit and market risk.  Generally, prices of higher quality issues tend to fluctuate more with changes in market interest rates than prices of lower quality issues and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues.

Prices and yields on municipal securities are dependent on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal security market, the size of a particular offering, the maturity of the obligation and the rating of the issue.  A number of these factors, including the ratings of particular issues, are subject to change from time to time.  Information about the financial condition of an issuer of municipal securities may not be as extensive as that which is made available by corporations whose securities are publicly traded.  As a result, municipal securities may be more difficult to value than securities of public corporations.

Lease obligations may have risks not normally associated with general obligation or other revenue bonds.  Leases and installment purchase or conditional sale contracts (which may provide for title to the leased asset to pass eventually to the issuer) have developed as a means for governmental issuers to acquire property and equipment without the necessity of complying with the constitutional statutory requirements generally applicable for the issuance of debt.  Certain lease obligations contain “non-appropriation” clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for that purpose by the appropriate legislative body on an annual or other periodic basis.  Consequently, continued lease payments on those lease obligations containing “non-appropriation” clauses are dependent on future legislative actions.  If these legislative actions do not occur, the holders of the lease obligation may experience difficulty in exercising their rights, including disposition of the property.

Municipal Insurance.  A municipal security may be covered by insurance that guarantees the bond’s scheduled payment of interest and repayment of principal.  This type of insurance may be obtained by either (i) the issuer at the time the bond is issued (primary market insurance), or (ii) another party after the bond has been issued (secondary market insurance).

Both primary and secondary market insurance guarantee timely and scheduled repayment of all principal and payment of all interest on a municipal security in the event of default by the issuer, and cover a municipal security to its maturity, enhancing its credit quality and value.

Municipal security insurance does not insure against market fluctuations or fluctuations in the Fund’s Share price.  In addition, a municipal security insurance policy will not cover:  (i) repayment of a municipal security before maturity (redemption), (ii) prepayment or payment of an acceleration premium (except for a mandatory sinking fund redemption) or any other provision of a bond indenture that advances the maturity of the bond, or (iii) nonpayment of principal or interest caused by negligence or bankruptcy of the paying agent.  A mandatory sinking fund redemption may be a provision of a municipal security issue whereby part of the municipal security issue may be retired before maturity.

Because a significant portion of the municipal securities issued and outstanding is insured by a small number of insurance companies, an event involving one or more of these insurance companies could have a significant adverse effect on the value of the securities insured by that insurance company and on the municipal markets as a whole.

Municipal Market Disruption Risk. The value of municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of a bankruptcy. Proposals to restrict or eliminate the federal income tax exemption for interest on municipal securities are introduced before Congress from time to time. Proposals also may be introduced before state legislatures that would affect the state tax treatment of a municipal fund’s distributions. If such proposals were enacted, the availability of municipal securities and the value of a municipal fund’s holdings would be affected, and the Trustees would reevaluate the Fund’s investment objective and policies. Municipal bankruptcies are relatively rare, and certain provisions of the U.S. Bankruptcy Code governing such bankruptcies are unclear and remain untested. Further, the application of state law to municipal issuers could produce varying results among the states or among municipal securities issuers within a state. These legal uncertainties could affect the municipal securities market generally, certain specific segments of the market, or the relative credit quality of particular securities. There is also the possibility that as a result of litigation or other conditions, power or ability of issuers to meet their obligations for the payment of interest and principal on their municipal securities may be materially affected or their obligations may be found to be invalid or unenforceable. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for municipal securities or certain segments thereof, or of materially affecting the credit risk with respect to particular bonds. Adverse economic, business, legal or political developments might affect all or a substantial portion of the Fund’s municipal securities in the same manner. Any of these effects could have a significant impact on the prices of some or all of the municipal securities held by the Fund.

Loans of Portfolio Securities.  The Fund may lend its investment securities to approved borrowers.  Any gain or loss on the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.  These loans cannot exceed 33-1/3% of the Fund’s total assets.

Approved borrowers are brokers, dealers, domestic and foreign banks, or other financial institutions that meet credit or other requirements as established by, and subject to the review of, the Trust’s Board, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the 1940 Act and the rules and regulations thereunder or interpretations of the Securities and Exchange Commission (“SEC”), which require that (a) the borrowers pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government having a value at all times of not less than 102% of the value of the securities loaned (on a “mark-to-market” basis); (b) the loan be made subject to termination by the Fund at any time; and (c) the Fund receives reasonable interest on the loan.  From time to time, the Fund may return a part of the interest earned from the investment of collateral received from securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and that is acting as a finder.

Repurchase Agreements.  The Fund may enter into repurchase agreements, which are agreements pursuant to which securities are acquired by the Fund from a third party with the understanding that they will be repurchased by the seller at a fixed price on an agreed date.  These agreements may be made with respect to any of the portfolio securities in which the Fund is authorized to invest.  Repurchase agreements may be characterized as loans secured by the underlying securities.  The Fund may enter into repurchase agreements with (i) member banks of the Federal Reserve System having total assets in excess of $500 million and (ii) securities dealers (“Qualified Institutions”).  The Adviser will monitor the continued creditworthiness of Qualified Institutions.

The use of repurchase agreements involves certain risks.  For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Fund will seek to dispose of such securities, which action could involve costs or delays.  If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the Fund’s ability to dispose of the underlying securities may be restricted.  Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities.  To minimize this risk, the securities underlying the repurchase agreement will be held by the custodian at all times in an amount at least equal to the repurchase price, including accrued interest.  If the seller fails to repurchase the securities, the Fund may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price.

The resale price reflects the purchase price plus an agreed upon market rate of interest.  The collateral is marked-to-market daily.

Reverse Repurchase Agreements.  The Fund may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed upon price, date and interest payment and have the characteristics of borrowing.  The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date.

Generally the effect of such transactions is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Fund is able to keep some of the interest income associated with those securities.  Such transactions are only advantageous if the Fund has an opportunity to earn a greater rate of return on the cash derived from these transactions than the interest cost of obtaining the same amount of cash.  Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and the Fund intends to use the reverse repurchase technique only when the Adviser believes it will be advantageous to the Fund.  The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the Fund’s assets.  The custodian bank will maintain a separate account for the Fund with securities having a value equal to or greater than such commitments.  Under the 1940 Act, reverse repurchase agreements are considered loans.

Money Market Instruments.  The Fund may invest a portion of its assets in high quality money market instruments on an ongoing basis to provide liquidity.  The instruments in which the Fund may invest include:  (i) short term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase “Prime 1” by Moody’s or “A-1+” or “A-1” by S&P, or, if unrated, of comparable quality as determined by the Adviser; (iv) repurchase agreements; and (v) money market mutual funds.  CDs are short term negotiable obligations of commercial banks.  Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates.  Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Investment Companies.  The Fund may invest in the securities of other investment companies (including money market funds).  Under the 1940 Act, the Fund’s investment in investment companies is limited to, subject to certain exceptions, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Fund’s total assets with respect to any one investment company and (iii) 10% of the Fund’s total assets of investment companies in the aggregate.

Illiquid Securities.  The Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities.  Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.

Derivatives Risk.  The value of “derivatives” so-called because their value “derives” from the value of an underlying asset (including an underlying security), reference rate or index -may rise or fall more rapidly than other investments.  For some derivatives, it is possible to lose more than the amount invested in the derivative.  Derivatives may be used to create synthetic exposure to an underlying asset or to hedge a portfolio risk.  If the Fund uses derivatives to “hedge” a portfolio risk, it is possible that the hedge may not succeed.  This may happen for various reasons, including unexpected changes in the value of the rest of the Fund’s portfolio.  Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund or an underlying fund.

Leverage Risk.  The use of derivatives may give rise to a form of leverage.  Leverage may cause the Fund’s portfolio to be more volatile than if the portfolio had not been leveraged because leverage can exaggerate the effect of any increase or decrease in the value of securities held by the Fund.

Futures and Options.  The Fund may enter into futures contracts, options and options on futures contracts.  These futures contracts and options will be used to simulate full investment in the Underlying Index, to facilitate trading or to reduce transaction costs.  The Fund will only enter into futures contracts and options on futures contracts that are traded on an exchange.  The Fund will not use futures or options for speculative purposes.

A call option gives a holder the right to purchase a specific security or an index at a specified price (“exercise price”) within a specified period of time.  A put option gives a holder the right to sell a specific security or an index at a specified price within a specified period of time.  The initial purchaser of a call option pays the “writer,” i.e., the party selling the option, a premium which is paid at the time of purchase and is retained by the writer whether or not such option is exercised.  The Fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase.  The Fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase.

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price.  Stock index contracts are based on indices that reflect the market value of common stock of the firms included in the indices.  The Fund may enter into futures contracts to purchase security indices when the Adviser anticipates purchasing the underlying securities and believes prices will rise before the purchase will be made.  Assets committed to futures contracts will be segregated by the custodian to the extent required by law.

An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option.  Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract.  The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs.  Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of the Fund.  The potential for loss related to writing call options on equity securities or indices is unlimited.  The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.

The Fund may purchase and write put and call options on futures contracts as a hedge against changes in value of its portfolio securities, or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions.  There is no guarantee that such closing transactions can be effected.

Risks of Futures and Options Transactions.  There are several risks accompanying the utilization of futures contracts and options on futures contracts.  First, there is no guarantee that a liquid market will exist for a futures contract at a specified time.

Furthermore, because, by definition, futures contracts project price levels in the future and not current levels of valuation, market circumstances may result in a discrepancy between the price of the future and the movement in an Underlying Index.  In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain its required margin.  In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so.  In addition, the Fund may be required to deliver the instruments underlying futures contracts it has sold.

The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited.  The Fund does not plan to use futures and options contracts in this way.  The risk of a futures position may still be large as traditionally measured due to the low margin deposits required.  In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit.  The Fund, however, intends to utilize futures and options contracts in a manner designed to limit their risk exposure to levels comparable to direct investment in stocks.

Utilization of futures and options on futures by the Fund involves the risk of imperfect or even negative correlation to the Underlying Index if the index underlying the futures contract differs from the Underlying Index.

There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract or option; however, this risk is substantially minimized because (a) of the regulatory requirement that the broker has to “segregate” customer funds from its corporate funds, and (b) in the case of regulated exchanges in the United States, the clearing corporation stands behind the broker to make good losses in such a situation.  The purchase of put or call options could be based upon predictions by the Adviser as to anticipated trends, which predictions could prove to be incorrect and a part or all of the premium paid therefore could be lost.

Because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations.  Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day.  The daily limit establishes the maximum amount by which the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session.  Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit.  It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting the Fund to substantial losses.  In the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin.

Although the Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time.

Restrictions on the Use of Futures Contracts and Options on Futures Contracts.  The Commodity Futures Trading Commission has eliminated limitations on futures trading by certain regulated entities, including registered investment companies, and consequently registered investment companies may engage in unlimited futures transactions and options thereon provided that the investment company claims an exclusion from regulation as a commodity pool operator.  The Fund has claimed such an exclusion from registration as a commodity pool operator under the Commodity Exchange Act (the “CEA”).  Therefore, the Fund is not subject to the registration and regulatory requirements of the CEA.  There are no limitations on the extent to which the Fund may engage in non-hedging transactions involving futures and options thereon, except as set forth in the Fund’s Prospectus and this SAI.

Upon entering into a futures contract, the Fund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 7% of the contract amount (this amount is subject to change by the exchange on which the contract is traded).  This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.  Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.”  At any time prior to expiration of a futures contract, the Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract.

Swap Agreements.  Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party (the “Counterparty”) based on the change in market value or level of a specified rate, index or asset.  In return, the Counterparty agrees to make periodic payments to the first party based on the return of a different specified rate, index or asset.  Swap agreements will usually be done on a net basis, the Fund receiving or paying only the net amount of the two payments.  The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or highly liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust’s custodian bank.

Risks of Swap Agreements.  The risk of loss with respect to swaps generally is limited to the net amount of payments that the Fund is contractually obligated to make.  Swap agreements are also subject to the risk that the swap counterparty will default on its obligations.  If such a default were to occur, the Fund will have contractual remedies pursuant to the agreements related to the transaction.  However, such remedies may be subject to bankruptcy and insolvency laws which could affect the Fund’s rights as a creditor (e.g., the Fund may not receive the net amount of payments that it contractually is entitled to receive).  The Fund, however, intends to utilize swaps in a manner designed to limit its risk exposure to levels comparable to direct investments in stocks.

MANAGEMENT

The primary responsibility of the Board is to represent the interests of the Fund and to provide oversight of the management of the Fund.  The Trust currently has seven Trustees.  Five Trustees have no affiliation or business connection with the Adviser or any of its affiliated persons and do not own any stock or other securities issued by the Adviser.  These are the “non-interested” or “independent” Trustees (“Independent Trustees”).  The other two Trustees (the “Interested Trustees”) are affiliated with the Adviser.

The Independent Trustees of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex (defined below) overseen by each Independent Trustee and other directorships, if any, held by the Trustee are shown below.  The Fund Complex includes all open- and closed-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser that is an affiliated person of the Adviser and, as of the date of this SAI, the Fund Complex consists of the Trust and three other exchange-traded fund trusts advised by the Adviser (collectively, the “Fund Family”), as well as other portfolios advised by an affiliated person of the Adviser.

Name, Address and Age of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustees	Other Directorships Held by Independent Trustees
Ronn R. Bagge (52) YQA Capital Management LLC 1755 S. Naperville Rd. Suite 100 Wheaton, IL 60187	Trustee	Since 2007	Founder and Principal, YQA Capital Management LLC (1998-Present) ; formerly Owner/CEO of Electronic Dynamic Balancing Co., Inc. (high-speed rotating equipment service provider)	112	None

Todd J. Barre (52) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2010	Vice President and Senior Investment Strategist (2001-2008), Director of Open Architecture and Trading (2007-2008), Head of Fundamental Research (2004-2007) and Vide President and Senior Fixed Income Strategist (1994-2001), BMO Financial Group/Harris Private Bank	112	None

Marc M. Kole (49) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2007	Chief Financial Officer, Hope Network (social services) (2008-Present); formerly Assistant Vice President and Controller, Priority Health (health insurance) (2005-2008); Senior Vice President of Finance, United Healthcare (2004-2005); Senior Vice	112	None

Name, Address and Age of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustees	Other Directorships Held by Independent Trustees
			President of Finance, Oxford Health Plans (2000-2004)

Philip M. Nussbaum (48) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2007	Chairman, Performance Trust Capital Partners (formerly Betzold, Berg, Nussbaum & Heitman, Inc.) (2004-Present); formerly Managing Director, Communication Institute (2002-2003); Executive Vice President of Finance, Betzold, Berg, Nussbaum & Heitman, Inc. (1994-1999)	112	None

Donald H. Wilson (50) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2007	Chairman and Chief Executive Officer, Stone Pillar Advisers, Ltd. (2010-Present); formerly, Chief Operating Officer, AMCORE Financial, Inc. (bank holding company) (2007-2009); formerly Executive Vice President and Chief Financial Officer, AMCORE Financial, Inc. (2006-2007); Senior Vice President and Treasurer, Marshall & Ilsley Corp. (bank holding company) (1995-2006)	112	None

*                 This is the period for which the Trustee began serving the Trust.  Each Trustee serves an indefinite term, until his successor is elected.

The Interested Trustees and the executive officers of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by the Interested Trustees and the other directorships, if any, held by the Interested Trustees, are shown below.

Name, Address and Age of Interested Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustees	Other Directorships Held by Interested Trustees
H. Bruce Bond (46) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Chairman of the Board and Trustee	Since 2006	Chairman, Invesco PowerShares Capital Management LLC (2009-Present); formerly, Managing Director, Invesco PowerShares Capital Management LLC (2002-2009); Manager, Nuveen Investments (1998-2002)	112	None

Kevin M. Carome (53) Invesco Ltd. Two Peachtree Pointe 1555 Peachtree St., N.E., Suite 1800	Trustee	Since 2010	Senior Managing Director and General Counsel, Invesco Ltd. (2006-Present); formerly, Senior Vice President and General Counsel, Invesco Aim Advisors, Inc. (2003-2005); Senior Vice President and	112	None

Atlanta, GA 30309

General Counsel, Liberty Financial Companies, Inc. (2000-2001); General Counsel of certain investment management subsidiaries of Liberty Financial Companies, Inc. (1998-2000); Associate General Counsel, Liberty Financial Companies, Inc. (1993-1998); Associate, Ropes & Gray LLP

Name, Address and Age of Executive Officer	Position(s) Held with Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
Andrew Schlossberg (35) Invesco Management Group, Inc. 11 Greenway Plaza Suite 100 Houston, Texas 77046	President	Since 2009

Managing Director, U.S. head of business strategy and chief marketing officer for Invesco Ltd. in the United States (2008-Present); formerly, Mr. Schlossberg served in multiple roles within Invesco, including head of corporate development, as well as global leadership roles in strategy and product development in the company’s North American Institutional and Retirement divisions (2002-2007)

Bruce T. Duncan (55) Invcsco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Chief Financial Officer, Treasurer and Secretary	Chief Financial Office and Treasurer since 2007; Secretary since 2008

Senior Vice President of Finance, Invesco PowerShares Capital Management LLC (2005-Present); formerly Private Practice Attorney (2000-2005); Vice President of Investor Relations, The ServiceMaster Company (1994-2000); Vice President of Taxes, The ServiceMaster Company (1990-2000)

Benjamin Fulton (48) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Vice President	Since 2009

Executive Vice President—Global Product Development, Invesco PowerShares Capital Management LLC (2005-Present); formerly, principal of Clermont Consulting, a consulting firm focused on the creation and development of retail investment products (2003-2005); President and a founding partner of Claymore Securities, a financial services firm in the Chicagoland area (2001-2003); Managing Director of Structured Investments at Nuveen Investments (1998-2001)

Peter Hubbard (28) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Vice President	Since 2009

Vice President Director of Portfolio Management—Invesco PowerShares Capital Management LLC (2007-Present); formerly, Analyst, Invesco PowerShares Capital Management LLC (2007-2008); Research Analyst, Invesco PowerShares Capital Management LLC (2005-2007); Research Analyst and Trader, Ritchie Capital, a hedge fund operator (2003-2005).

David Warren (52) Invesco Trimark Ltd. 5140 Yonge Street Suite 900 Toronto, Ontario M2N 6X7	Vice President	Since 2009

Director, Executive Vice President and Chief Financial Officer, Invesco Trimark Ltd. and Chief Administrative Officer, North American Retail, Invesco Ltd (2007-Present); formerly, Director, Executive Vice President and Chief Financial Officer, Invesco Trimark Ltd. (2000-2006)

Todd Spillane (51) Invesco Management Group, Inc. 11 Greenway Plaza Suite 100 Houston, Texas 77046	Chief Compliance Officer	Since 2010

Senior Vice President, Invesco Management Group, Inc.; Chief Compliance Officer, The AIM Family of Funds®, INVESCO Private Capital Investments, Inc. (holding company), Invesco Private Capital, Inc. (registered investment adviser) and Invesco Senior Secured Management, Inc. (registered investment adviser); Chief Compliance Officer and Senior Vice President, Invesco Advisers, Inc. (formerly Invesco Institutional, (N.A.), Inc.—registered investment adviser) and Vice President, Invesco Aim Distributors, Inc. and Invesco Aim Investment Services, Inc.; formerly: Chief Compliance Officer, Invesco Global Asset Management (N.A.), Inc.—registered investment adviser) and Invesco Advisers, Inc. (formerly Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Chief Compliance Officer, Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Vice President, Invesco Aim Capital Management, Inc. and Fund Management Company.

*                 This is the period for which the Trustee/Officer began serving the Trust.  Each Trustee/Officer serves an indefinite term, until his successor is elected.

For each Trustee, the dollar range of equity securities beneficially owned by the Trustee in the Fund and in all registered investment companies overseen by the Trustee is shown below.

Name of Trustee	Dollar Range of Equity Securities in the Fund (As of December 31, 2009)	Dollar Range of Equity Securities in Registered Investment Companies Overseen by Trustee in Fund Family (As of December 31, 2009)
Ronn R. Bagge	None	Over $100,000
Todd J. Barre	None	None
Marc M. Kole	None	Over $100,000
Philip M. Nussbaum	None	Over $100,000
Donald H. Wilson	None	Over $100,000
H. Bruce Bond	None	Over $100,000
Kevin M. Carome	None	None

As of the date of this SAI, as to each Independent Trustee and his immediate family members, no person owned beneficially or of record securities in an investment adviser or principal underwriter of the Fund, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with an investment adviser or principal underwriter of the Fund.

Board and Committee Structure.  As noted above, the Board is responsible for oversight of the Fund, including oversight of the duties performed by the Adviser for the Fund under the investment advisory agreement (the “Investment Advisory Agreement”).  The Board generally meets in regularly scheduled meetings five times a year, and may meet more often as required.  During the fiscal year ended October 31, 2009, the Board held six meetings.

The Board has two standing committees, the Audit Committee and the Nominating and Governance Committee, and has delegated certain responsibilities to those Committees.

Messrs. Bagge, Barre, Kole, Nussbaum and Wilson currently serve as members of the Audit Committee.  The Audit Committee has the responsibility, among other things, to: (i) approve and recommend to the Board the selection of the Trust’s independent registered public accounting firm, (ii) review the scope of the independent registered public accounting firm’s audit activity, (iii) review the audited financial statements and (iv) review with such independent registered public accounting firm the adequacy and the effectiveness of the Trust’s internal controls.  During the fiscal year ended October 31, 2009, the Audit Committee held five meetings.

Messrs. Bagge, Barre, Kole, Nussbaum and Wilson currently serve as members of the Nominating and Governance Committee.  The Nominating and Governance Committee has the responsibility, among other things, to identify and recommend individuals for Board membership, and evaluate candidates for Board membership.  The Board will consider recommendations for trustees from shareholders.  Nominations from shareholders should be in writing and sent to the Secretary of the Trust to the attention of the Chairman of the Nominating and Governance Committee, as described below under the caption “Shareholder Communications.”  During the fiscal year ended October 31, 2009, the Nominating and Governance Committee held four meetings.

Mr. Bond, one of the Interested Trustees, serves as chairman of the Board.  While the Board does not have a lead Independent Trustee, the chairmen of the Audit Committee and Nominating and Governance Committee serve as liaisons between the Adviser and other service providers and the other Independent Trustees.  The Board regularly reviews its Committee structure and membership and believes that its current structure is appropriate based on the assets and number of Funds overseen by the Trustees, as well as the nature of the Fund’s business.

Risk Oversight.  The Fund is subject to a number of risks, including operational, investment and compliance risks.  The Board, directly and through its Committees, as part of its oversight responsibilities, oversees the services provided by the Adviser and the Trust’s other service providers in connection with the management and operations of the Fund, as well as their associated risks.  Under the oversight of the Board, the Trust, the Adviser and other service providers have adopted policies, procedures and controls to address these risks.  The Board, directly and through its Committees, receives and reviews information from the Adviser, other service providers, the Trust’s independent registered public accounting firm, Trust counsel and counsel to the Independent Trustees to assist it in its oversight responsibilities.  This information includes, but is not limited to, reports regarding the Fund’s investments, including Fund performance and investment practices, valuation of Fund portfolio securities, and compliance.  The Board also reviews, and must approve any proposed changes to, the Fund’s investment objective, policies and restrictions, and reviews any areas of non-compliance with the Fund’s investment policies and restrictions.  The Audit Committee monitors the Trust’s accounting policies, financial reporting and internal control system and reviews any internal audit reports impacting the Trust.  As part of its compliance oversight, the Board reviews the annual compliance report issued by the Trust’s Chief Compliance Officer on the policies and procedures of the Trust and its service providers, proposed changes to the policies and procedures and quarterly reports on any material compliance issues that arose during the period.

Experience, Qualifications and Attributes.  As noted above, the Nominating and Governance Committee is responsible for identifying, evaluating and recommending trustee candidates.  The Nominating and Governance Committee reviews the background and experience of trustee candidates and the candidates’ expected contributions to the Board.  As of the date of this SAI, the Board has concluded, based on each Trustee’s experience, qualifications and attributes, that each Board member should serve as a Trustee.  Following is a brief summary of the information, in addition to the Trustees’ combined contributions to the Board, that led to this conclusion.

Mr. Bagge has served as a trustee and Chairman of the Nominating and Governance Committee with the Fund Family since 2003.  He founded YQA Capital Management, LLC in 1998 and has since served as a principal.  Previously, Mr. Bagge was the owner and CEO of Electronic Dynamic Balancing Company from 1988 to 1998.  He began his career as a securities analyst for institutional investors, including CT&T Asset Management and J.C. Bradford & Co. Mr. Bagge has served as a board member or advisor for several privately held businesses and charitable organizations.

Mr. Barre has served as a trustee with the Fund Family since 2010.  He has served in a various positions with BMO Financial Group/Harris Private Bank, including Vice President and Senior Investment Strategist (2001-2008), Director of Open Architecture and Trading (2007-2008), Head of Fundamental Research (2004-2007) and Vice President and Senior Fixed Income Strategist (1994-2001).  From 1983 to 1994, Mr. Barre was with the Office of Management of Investments at Commonwealth Edison Co.  He also was a staff accountant at Peat Marwick Mitchell & Co. from 1981 to 1983.

Mr. Bond has served as a trustee with the Fund Family since 2003.  He founded, and is currently the Chairman of, the Adviser in 2002.  Before founding the Adviser, Mr. Bond served as Manager at Nuveen Investments from 1998 to 2002.  Prior to his employment at Nuveen Investments, he was Vice President and Regional Sales Manager at First Trust Portfolios L.P., formerly Nike Securities LP.  He began his experience in the financial industry as an assistant to the Vice President of Sales at Griffin, Kubik, Stephens and Thompson.  Mr. Carome has served as a trustee with the Fund Family since 2010.  He has served as the Senior Managing Director and General Counsel of Invesco Ltd. since 2006, and has held various senior executive positions with Invesco Ltd. since 2003.  Previously, he served in various positions with Liberty Financial Companies, Inc., including Senior Vice President and General Counsel (2000-2001), General Counsel of certain investment management subsidiaries (1998-2000) and Associate General Counsel (1993-1998).  Prior to his employment with Liberty Financial Companies, Inc., Mr. Carome was an associate with Ropes & Gray LLP.

Mr. Kole has served as a trustee and Chairman of the Audit Committee with the Fund Family since 2006.  He has been the Chief Financial Officer of Hope Network since 2008.  Previously, he was the Assistant Vice President and Controller at Priority Health from 2005 to 2008, Senior Vice President of Finance of United Healthcare from 2004 to 2005 and Senior Vice President of Finance of Oxford Health Plans from 2000 to 2004.  The Board of the Trust has determined that Mr. Kole is an “audit committee financial expert” as defined by the SEC.

Mr. Nussbaum has served as a trustee with the Fund Family since 2003.  He has served as the Chairman of Performance Trust Capital Partners (formerly Betzold, Berg, Nussbaum & Heitman, Inc.) since 2004 and was the Executive Vice President of Finance from 1994 to 1999.  Mr. Nussbaum also served as Managing Director of the Communication Institute from 2002 to 2003.  Prior to joining Performance Trust Capital Partners in 1994, he was a Vice President at Clayton Brown & Associates.  Before that, he was a senior examiner with the Financial Markets

Unit of the Federal Reserve Bank of Chicago.  The Board of the Trust has determined that Mr. Nussbaum is an “audit committee financial expert” as defined by the SEC.

Mr. Wilson has served as a trustee with the Fund Family since 2006.  Mr.Wilson has served as the Chairman and Chief Executive Officer of Stone Pillar Advisers, Ltd. since 2010.  Previously, he was the Chief Operating Officer (2007-2009) and Executive Vice President and Chief Financial Officer (2006-2007) of AMCORE Financial, Inc. Mr. Wilson also served as Senior Vice President and Treasurer of Marshall & Ilsley Corp. from 1995 to 2006.  He started his career with the Federal Reserve Bank of Chicago, serving in several roles in the bank examination division and the economic research division.  The Board of the Trust has determined that Mr.Wilson is an “audit committee financial expert” as defined by the SEC.

This disclosure is not intended to hold out any Trustee as having any special expertise and shall not impose greater duties, obligations or liabilities on the Trustees.  The Trustees’ principal occupations during the past five years or more are shown in the above tables.

The trusts in the Fund Family pay each Independent Trustee an annual retainer of $195,000 for their service as Trustee (the “Retainer”).  Effective May 1, 2009, the Retainer is allocated half pro rata among all of the funds in the Fund Family and the other half is allocated among all of the funds in the Fund Family based on average net assets.  Prior to May 1, 2009, the Trust and the PowerShares Exchange-Traded Fund Trust (the “Initial Trust”) paid $155,000 of the Retainer, half of which was allocated pro rata between the funds of the Trust and the Initial Trust, and the other half of which was allocated between the funds of the Trust and the funds of the Initial Trust based on average net assets.  The other trusts in the Fund Family paid the remaining $40,000 of the Retainer.  Each committee chair receives an additional fee of $10,000 per year, allocated in the same manner as the Retainer.  The Trust also reimburses each Trustee for travel and other out-of-pocket expenses incurred in attending Board and committee meetings.

The Trust has a deferred compensation plan (the “DC Plan”), which allows each Independent Trustee to defer payment of all, or a portion, of the fees the Trustee receives for serving on the Board throughout the year.  Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one to five of the funds of the Initial Trust or the Trust that are offered as investment options under the DC Plan.  At the Trustee’s election, distributions are either in one lump sum payment, or in the form of equal annual installments over a period of years designated by the Trustee.  The rights of an eligible Trustee and the beneficiaries to the amounts held under the DC Plan are unsecured and such amounts are subject to the claims of the creditors of the Fund.  The Independent Trustees are not eligible for any pension or profit sharing plan.

The following sets forth the estimated compensation that is contemplated to be paid to the Trustees for the Trust’s fiscal year ending October 31, 2010.

Name of Trustee	Aggregate Compensation From Trust	Pension or Retirement Benefits accrued as part of Fund Expenses	Total Compensation Paid From Fund Complex (1)
Ronn R. Bagge	$55,710	N/A	$205,000
Todd J. Barre(2)	$48,370	N/A	$178,750
Marc M. Kole	$55,710	N/A	$205,000
Philip M. Nussbaum	$52,767	N/A	$195,000
Donald H. Wilson	$52,767	N/A	$195,000
H. Bruce Bond	N/A	N/A	N/A
Kevin M. Carome	N/A	N/A	N/A

(1)          The amounts shown in this column represent the aggregate compensation paid by all of the series of the trusts in the Fund Family as of October 31, 2009 before deferral by the Trustees under the DC Plan.  As of October 31, 2009, the values of the deferral accounts for Messrs. Bagge and Nussbaum pursuant to the DC Plan were $39,144 and $395,746, respectively.

(2)          Todd J. Barre joined the Board of the Trust effective February 1, 2010.  Therefore, the figures presented are his estimated compensation for the period from February 1, 2010 through October 31, 2010.

As of the date of this SAI, the trustees and officers of the Trust, as a group, owned less than 1% of the Fund’s outstanding shares.

Shareholder Communications.  Shareholders may send communications to the Trust’s Board by addressing the communications directly to the Board (or individual Board members) and/or otherwise clearly indicating in the salutation that the communication is for the Board (or individual Board members).  The shareholder may send the communication to either the Trust’s office or directly to such Board members at the address specified for each Trustee.  Other shareholder communications received by the Trust not directly addressed and sent to the Board will be reviewed and generally responded to by management.  Such communications will be forwarded to the Board at management’s discretion based on the matters contained therein.

Investment Adviser.  The Adviser provides investment tools and portfolios for advisers and investors.  The Adviser is committed to theoretically sound portfolio construction and empirically verifiable investment management approaches.  Its asset management philosophy and investment discipline is deeply rooted in the application of intuitive factor analysis and model implementation to enhance investment decisions.

The Adviser acts as investment adviser for, and manages the investment and reinvestment of, the assets of the Fund.  The Adviser also administers the Trust’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as Trustees or officers of the Trust if elected to such positions.

Portfolio Managers.  The Adviser uses a team of portfolio managers (the “Portfolio Managers”), investment strategists and other investment specialists.  This team approach brings together many disciplines and leverages the Adviser’s resources.  Peter Hubbard oversees all research, portfolio management and trading operations of the Adviser.  In this capacity, he oversees the team of the Portfolio Managers responsible for the day-to-day management of the Fund.  Mr. Hubbard receives management assistance from Philip Fang and Jeffrey W. Kernagis.

As of April 26, 2010, in addition to 43 portfolios of the Trust, Mr. Hubbard managed 63 portfolios of exchange-traded funds in the Fund Family with a total of approximately $16 billion in assets, no other pooled investment vehicles and 19 exchange-traded funds traded in Europe with approximately $1.0 billion in assets.

As of April 26, 2010, in addition to nine portfolios of the Trust, Mr. Fang managed one exchange-traded fund in the Fund Family with a total of approximately $5.4 billion in assets, no other pooled investment vehicles and one exchange-traded fund traded in Europe with approximately $96 million in assets.

As of April 26, 2010, in addition to 10 portfolios of the Trust, Mr. Kernagis managed three portfolios of exchange-traded funds in the Fund Family with a total of approximately $5.6 billion in assets, no other pooled investment vehicles and one exchange-traded fund traded in Europe with approximately $96 million in assets.

Although the funds that are managed by the Portfolio Managers may have different investment strategies, each has a portfolio objective of replicating an underlying index.  The Adviser does not believe that management of the different funds presents a material conflict of interest for the Portfolio Managers or the Adviser.

The Portfolio Managers are compensated with a fixed salary amount by the Adviser.  The Portfolio Managers are eligible, along with other senior employees of the Adviser, to participate in a year-end discretionary bonus pool.  The Compensation Committee of the Adviser will review management bonuses and, depending upon the size, the bonuses may be approved in advance by the Compensation Committee.  There is no policy regarding, or agreement with, the Portfolio Managers or any other senior executive of the Adviser to receive bonuses or any other compensation in connection with the performance of any of the accounts managed by the Portfolio Managers.  As of the date of this SAI, Messrs. Hubbard, Fang and Kernagis did not own any securities of the Fund.

Investment Advisory Agreement.  Pursuant to the Investment Advisory Agreement, the Adviser is responsible for all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for the fee payments under the Investment Advisory Agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.  For services to the Fund, the Fund has agreed to pay the Adviser an annual unitary management fee equal to 0.35% of its average daily net assets (the “Advisory Fee”).  The Adviser has agreed to waive 0.07% of its Advisory Fee until April 20, 2011 for its investment advisory services to the Fund.  After giving effect to such waiver, the Advisory Fee will be 0.28%.

The Adviser has overall responsibility for the general management and administration of the Trust.  The Adviser provides an investment program for the Fund and manages the investment of the Fund’s assets.

Under the Investment Advisory Agreement, the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of the Investment Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard of its duties and obligations thereunder.  The Investment Advisory Agreement continues in effect only if approved annually by the Board, including a majority of the Independent Trustees.  The Investment Advisory Agreement terminates automatically upon assignment and is terminable at any time without penalty as to the Fund by the Board, including a majority of the Independent Trustees, or by vote of the holders of a majority of the Fund’s outstanding voting securities on 60 days’ written notice to the Adviser, or by the Adviser on 60 days’ written notice to the Fund.

Invesco PowerShares Capital Management LLC, organized February 7, 2003, is located at 301 West Roosevelt Road, Wheaton, Illinois 60187.

Invesco Ltd. is the parent company of Invesco PowerShares Capital Management LLC and is located at Two Peachtree Pointe, 1555 Peachtree Street, N.E., Atlanta, Georgia 30309.

Administrator.  The Bank of New York Mellon (“BNYM” or the “Administrator”) serves as administrator for the Fund.  Its principal address is 101 Barclay Street, New York, New York 10286.  BNYM serves as administrator for the Trust pursuant to an administrative services agreement (the “Administrative Services Agreement”).  Under the Administrative Services Agreement, BNYM is obligated on a continuous basis, to provide such administrative services as the Board reasonably deems necessary for the proper administration of the Trust and the Fund.  BNYM will generally assist in all aspects of the Trust’s and the Fund’s operations, including supply and maintain office facilities (which may be in BNYM’s own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and record keeping services (including, without limitation, the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agency agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC; supply supporting documentation for meetings of the Board; provide monitoring reports and assistance regarding compliance with the Declaration of Trust, by-laws, investment objectives and policies and with federal and state securities laws; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.

As compensation for the foregoing services, BNYM receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid annually by the Adviser from the Advisory Fee.  Effective June 1, 2009, a fee reduction of approximately $ l.2 million per year over a five-year period will be applied to all domestic Invesco accounts, including the Trust and the other trusts in the Fund Family that are serviced by BNYM.  The portion of such fee reduction in the amount of $912,000 will be allocated to the Trust and the other trusts in the Fund Family that are serviced by BNYM for the calendar year ended December 31, 2009.  The fee reduction amounts for the remaining years may vary.

Custodian, Transfer Agent and Fund Accounting Agent.  BNYM (the “Custodian” or “Transfer Agent”), located at 101 Barclay Street, New York, New York 10286, also serves as custodian for the Fund pursuant to a custodian agreement (the “Custodian Agreement”).  As custodian, BNYM holds the Fund’s assets, calculates the NAV of the Shares and calculates net income and realized capital gains or losses.  BNYM also serves as transfer agent of the Fund pursuant to a Transfer Agency Agreement.  Further, BNYM serves as Fund accounting agent pursuant to the fund accounting agreement (the “Fund Accounting Agreement”).  As compensation for the foregoing services, BNYM receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid annually by the Adviser from the Advisory Fee.

Distributor.  Invesco Distributors, Inc. (the “Distributor”) is the distributor of the Fund’s Shares.  Its principal address is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.  The Distributor has entered into a distribution agreement (the “Distribution Agreement”) with the Trust pursuant to which it distributes Fund Shares.  Shares are continuously offered for sale by the Fund through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below under the heading “Creation and Redemption of Creation Unit Aggregations.”

Aggregations.  Fund Shares in less than Creation Unit Aggregations are not distributed by the Distributor.  The Distributor will deliver the Prospectus and, upon request, this SAI to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it.  The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority (“FINRA”).

The Distribution Agreement for the Fund provides that it may be terminated as to the Fund at any time, without the payment of any penalty, on at least 60 days’ written notice by the Trust to the Distributor (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund.  The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Unit Aggregations of Fund Shares.  Such Soliciting Dealers may also be Participating Parties (as defined in “Procedures for Creation of Creation Unit Aggregations” below) and DTC Participants (as defined in “DTC Acts as Securities Depository for Fund Shares” below).

Index Providers.  The Underlying Index is compiled by Merrill Lynch.  Merrill Lynch is not affiliated with the Fund or with the Adviser.  The Fund is entitled to use its Underlying Index in accordance with a sub-licensing agreement entered into with the Adviser pursuant to which the Adviser is sub-licensing the use of certain Indexes and marks to the Fund at no cost.  The Adviser has a licensing agreement with Merrill Lynch.

The only relationships that Merrill Lynch has with the Adviser or Distributor of the Fund in connection with the Fund is that Merrill Lynch has licensed certain of their intellectual property, including the determination of the component securities of the Underlying Index and the name of the Underlying Index.  The Underlying Index is selected and calculated without regard to the Adviser, Distributor or owners of the Fund.  Merrill Lynch has no obligation to take the specific needs of the Adviser, Distributor or owners of the Fund into consideration in the determination and calculation of the Underlying Index.  Merrill Lynch is not responsible for and have not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Fund or in the determination or calculation of the asset value of the Fund.  Merrill Lynch has no obligation or liability in connection with the administration, marketing or trading of the Fund.

MERRILL LYNCH SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS RELATED TO THE FUND OR THE UNDERLYING INDEX.  MERRILL LYNCH MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, DISTRIBUTOR OR OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF THE UNDERLYING INDEX, TRADING BASED ON THE UNDERLYING INDEX, ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE FUND, OR FOR ANY OTHER USE.  MERRILL LYNCH EXPRESSLY DISCLAIMS ALL WARRANTIES AND CONDITIONS OF MERCHANTABILITY, TITLE OR FITNESS FOR A PARTICULAR PURPOSE OR USE, WITH RESPECT TO THE FUND OR TO THE UNDERLYING INDEX OR TO ANY DATA INCLUDED THEREIN EXCEPT AS SET FORTH IN THE LICENSE AGREEMENT WITH THE ADVISER.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MERRILL LYNCH HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) IN CONNECTION WITH THE FUND, THE UNDERLYING INDEX, EVEN IF MERRILL LYNCH IS NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The Fund (and its Shares) are not sponsored, endorsed, sold or promoted by Merrill Lynch, Pierce, Fenner & Smith Incorporated, any affiliate of Merrill Lynch or any other party involved in, or related to, making or compiling the Underlying Index.  The Underlying Index is the exclusive property of Merrill Lynch.  “The BofA Merrill Lynch 1-12 Year Build America Bond Index” is a service mark of Merrill Lynch and has been licensed for use for certain purposes by PowerShares Capital Management LLC.  Neither Merrill Lynch, any affiliate of Merrill Lynch nor any other party involved in, or related to, making or compiling the Underlying Index makes any representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in Fund particularly or the ability of the Underlying Index to track the corresponding market performance.  Merrill Lynch is the licensor of certain trademarks, trade names and service marks of Merrill Lynch and of the Underlying Index, which are determined, composed and calculated by Merrill Lynch without regard to PowerShares Capital Management LLC, the sponsor of the Fund.  Neither Merrill Lynch, any affiliate of Merrill Lynch nor any other party involved in, or related to, making or compiling the Underlying Index is responsible for or has participated in the determination of the timing of, prices at, or quantities of the shares of the Fund to be issued or in the determination or calculation of the equation by which Shares in the Fund are to be redeemed.  Neither Merrill Lynch, any affiliate of Merrill Lynch nor any other party involved in, or related to, making or compiling the Underlying Index has any obligation or liability in connection with the administration, marketing or trading of the shares of the Fund.

NEITHER MERRILL LYNCH, ANY AFFILIATE OF MERRILL LYNCH NOR ANY OTHER PARTY INVOLVED IN, OR RELATED TO, MAKING OR COMPILING THE UNDERLYING INDEX WARRANTS OR GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.  NEITHER MERRILL LYNCH, ANY AFFILIATE OF MERRILL LYNCH NOR ANY OTHER PARTY INVOLVED IN, OR RELATED TO, MAKING OR COMPILING THE UNDERLYING INDEX MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY POWERSHARES CAPITAL MANAGEMENT LLC, POWERSHARES EXCHANGE-TRADED FUND TRUST II, OWNERS OF POWERSHARES INTERMEDIATE BUILD AMERICA BOND PORTFOLIO OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN.  NEITHER MERRILL LYNCH, ANY AFFILIATE OF MERRILL LYNCH NOR ANY OTHER PARTY INVOLVED IN, OR RELATED TO, MAKING OR COMPILING THE UNDERLYING INDEX MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MERRILL LYNCH, ANY AFFILIATE OF MERRILL LYNCH OR ANY OTHER PARTY INVOLVED IN, OR RELATED TO, MAKING OR COMPILING THE UNDERLYING INDEX HAVE ANY LIABILITY FOR DIRECT, INDIRECT, PUNITIVE, SPECIAL, CONSEQUENTIAL OR ANY OTHER DAMAGES OR LOSSES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.  THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN MERRILL LYNCH AND POWERSHARES CAPITAL MANAGEMENT LLC.

No purchaser, seller or holder of this security, or any other person or entity, should use or refer to any Merrill Lynch trade name, trademark or service mark to sponsor, endorse, market or promote this product without first contacting Merrill Lynch to determine whether Merrill Lynch’s permission is required.  Under no circumstances may any person or entity claim any affiliation with Merrill Lynch without the written permission of Merrill Lynch.

The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions, or interruptions therein.  The Adviser makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares of the Fund or any other person or entity from the use of the Underlying Index or any data included therein.  The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein.  Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index even if notified of the possibility of such damages.

BROKERAGE TRANSACTIONS

The policy of the Trust regarding purchases and sales of securities is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions.  Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust’s policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances.  In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser relies upon its experience and knowledge regarding commissions generally charged by various brokers.  The sale of Fund Shares by a broker-dealer is not a factor in the selection of broker-dealers.

In seeking to implement the Trust’s policies, the Adviser effects transactions with those brokers-dealers that the Adviser believes provide the most favorable prices and are capable of providing efficient executions.  The Adviser and its affiliates do not currently participate in soft dollar transactions.

The Adviser assumes general supervision over placing orders on behalf of the Fund for the purchase or sale of portfolio securities.  If purchases or sales of portfolio securities by the Fund and one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, transactions in such securities are allocated among the Fund, the several investment companies and clients in a manner deemed equitable to all by the Adviser.  In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Fund is concerned.  However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund.  The primary consideration is prompt execution of orders at the most favorable net price.

Purchases and sales of fixed-income securities for the Fund usually are principal transactions and ordinarily are purchased directly from the issuer or from an underwriter or broker-dealer.  The Fund does not usually pay brokerage commissions in connection with such purchases and sales, although purchases of new issues from underwriters of securities typically include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market-makers typically include a dealer’s mark-up (i.e., a spread between the bid and the ask prices).

When the Fund purchases a newly issued security at a fixed price, the Adviser may designate certain members of the underwriting syndicate to receive compensation associated with that transaction.  Certain dealers have agreed to rebate a portion of such compensation directly to the Fund to offset the Fund’s management expenses.

ADDITIONAL INFORMATION CONCERNING THE TRUST

The Trust is an open-end management investment company registered under the 1940 Act.  The Trust was organized as a Massachusetts business trust on October 10, 2006 pursuant to a Declaration of Trust (the “Declaration”).

The Trust is authorized to issue an unlimited number of shares in one or more series or “funds.”  The Trust currently is comprised of 45 funds.  The Board has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges, and terminate any series without shareholder approval.

Each Share issued by the Fund has a pro rata interest in the assets of the Fund.  Fund Shares have no preemptive, exchange, subscription or conversion rights except as may be determined by the Trustees and are freely transferable.  Each Share of the Fund is entitled to participate equally in dividends and distributions declared by the Board with respect to the Fund, and in the net distributable assets of the Fund on liquidation.

Shareholders are entitled to vote on any matter as required by the 1940 Act or other applicable laws but otherwise the Trustees are permitted to take any action without seeking the consent of shareholders.  The Trustees may, without shareholder approval, amend the Declaration in any respect or authorize the merger or consolidation of the Trust or any fund into another trust or entity, reorganize the Trust, or the Fund into another trust or entity or a series or class of another entity, sell all or substantially all of the assets of the Trust or the Fund to another entity, or a series or class of another entity, or terminate the Trust or the Fund.

The Fund is not required to hold an annual meeting of shareholders, but the Fund will call special meetings of shareholders whenever required by the 1940 Act or by the terms of the Declaration.

Each Share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder.  Shares of all funds, including the Fund, of the Trust vote together as a single class except as otherwise required by the 1940 Act, or if the matter being voted on affects only a particular fund, and, if a matter affects a particular fund differently from other funds, the shares of that fund will vote separately on such matter.

The Declaration provides that by becoming a shareholder of the Fund, each shareholder shall be expressly held to have agreed to be bound by the provisions of the Declaration.  The holders of Fund Shares are required to disclose information on direct or indirect ownership of Fund Shares as may be required to comply with various laws applicable to the Fund or as otherwise determined by the Trustees, and ownership of Fund Shares may be disclosed by the Fund if so required by law or regulation or as the Trustees may otherwise determine.

Under Massachusetts law applicable to Massachusetts business trusts, shareholders of a trust may, under certain circumstances, be held personally liable as partners for its obligations.  However, the Declaration of the Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees.  The Trust’s Declaration further provides for indemnification out of the assets and property of the Trust for all losses and expenses of any shareholder held personally liable for the obligations of the Trust.  Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust or Fund itself was unable to meet its obligations.  The Trust believes the likelihood of the occurrence of these circumstances is remote.

The Trust’s Declaration also provides that a Trustee acting in his or her capacity of trustee is not personally liable to any person other than the Trust or its shareholders, for any act, omission, or obligation of the Trust.  The Declaration further provides that a Trustee or officer is liable to the Trust or its shareholders only for his or her bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties, and shall not be liable for errors of judgment or mistakes of fact or law.  The Declaration requires the Trust to indemnify any persons who are or who have been Trustees, officers or employees of the Trust for any liability for actions or failure to act except to the extent prohibited by applicable federal law.  In making any determination as to whether any person is entitled to the advancement of expenses in connection with a claim for which indemnification is sought, such person is entitled to a rebuttable presumption that he or she did not engage in conduct for which indemnification is not available.

The Declaration provides that any Trustee who serves as chair of the Board or of a committee of the Board, lead independent Trustee, or audit committee financial expert, or in any other similar capacity will not be subject to any greater standard of care or liability because of such position.

The Trust’s Declaration provides a detailed process for the bringing of derivative actions by shareholders in order to permit legitimate inquiries and claims while avoiding the time, expense, distraction, and other harm that can be caused to the Fund or its shareholders as a result of spurious shareholder demands and derivative actions.  Prior to bringing a derivative action, a demand by the complaining shareholder must first be made on the Trustees.  The Declaration details various information, certifications, undertakings and acknowledgements that must be included in the demand.  Following receipt of the demand, the Trustees have a period of 90 days, which may be extended by an additional 60 days, to consider the demand.  If a majority of the Trustees who are considered independent for the purposes of considering the demand determine that maintaining the suit would not be in the best interests of the Fund, the Trustees are required to reject the demand and the complaining shareholder may not proceed with the derivative action unless the shareholder is able to sustain the burden of proof to a court that the decision of the Trustees not to pursue the requested action was not a good faith exercise of their business judgment on behalf of the Fund.  Trustees are not considered to have a personal financial interest by virtue of being compensated for their services as Trustees.

If a demand is rejected, the complaining shareholder will be responsible for the costs and expenses (including attorneys’ fees) incurred by the Fund in connection with the consideration of the demand, if a court determines that the demand was made without reasonable cause or for an improper purpose.  If a derivative action is brought in violation of the Declaration, the shareholders bringing the action may be responsible for the Fund’s costs, including attorneys’ fees.

The Declaration further provides that the Fund shall be responsible for payment of attorneys’ fees and legal expenses incurred by a complaining shareholder only if required by law, and any attorneys’ fees that the Fund is obligated to pay on the basis of hourly rates shall be calculated using reasonable hourly rates.  The Declaration also requires that actions by shareholders against the Fund be brought only in a certain federal court in Illinois, or if not permitted to be brought in federal court, then in an Illinois state court, and that the right to jury trial be waived to the full extent permitted by law.

The Trust does not have information concerning the beneficial ownership of Shares held by DTC Participants (as defined below).

Shareholders may make inquiries by writing to the Trust, c/o the Distributor, Invesco Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

Control Persons.  [As of the date of this SAI, the Adviser beneficially owned all of the voting securities of the Fund.]

Book Entry Only System.  The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Book Entry.”

DTC Acts as Securities Depository for Fund Shares.  Shares of the Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates.  DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC.  More specifically, DTC is owned by a number of its DTC Participants and by New York Stock Exchange, Inc. (“NYSE”) and FINRA.  Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants.  Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants).  Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows.  Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of the Fund held by each DTC Participant.  The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant.  The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners.  In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Fund distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Fund Shares.  DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares of the Fund as shown on the records of DTC or its nominee.  Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law.  Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Proxy Voting.  The Board has delegated responsibility for decisions regarding proxy voting for securities held by the Fund to the Adviser.  The Adviser votes such proxies in accordance with its proxy policies and procedures, which are summarized in Appendix A to this SAI.  The Board will periodically review the Fund’s proxy voting record.

The Trust is required to disclose annually the Fund’s complete proxy voting record on Form N-PX covering the period July 1 through June 30 and file it with the SEC no later than August 31.  Form N-PX for the Fund is available at no charge upon request by calling 800.983.0903 or by writing to PowerShares Exchange-Traded Fund Trust II at 301 West Roosevelt Road, Wheaton, Illinois 60187 or on the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule.  The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of the Fund’s portfolio holdings with the SEC on Form N-Q.  The Trust also discloses a complete schedule of the Fund’s portfolio holdings with the SEC on Form N-CSR after its second and fourth fiscal quarters.  Form N-Q for the Fund is available on the SEC’s website at http://www.sec.gov.  The Fund’s Form N-Q, may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 202.942.8090.  The Fund’s Form N-Q and Form N-CSR are available without charge, upon request, by calling 630.933.9600 or 800.983.0903 or by writing to PowerShares Exchange-Traded Fund Trust II at 301 West Roosevelt Road, Wheaton, Illinois 60187.

Portfolio Holdings Policy.  The Trust has adopted a policy regarding the disclosure of information about the Trust’s portfolio holdings.  The Board must approve all material amendments to this policy.

The Fund’s portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services, including publicly accessible Internet web sites.  In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Creation Units, together with estimates and actual cash components, is publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation (“NSCC”).  The Trust, the Adviser and BNYM will not disseminate non-public information concerning the Trust.

Codes of Ethics.  Pursuant to Rule 17j-1 under the 1940 Act, the Board has adopted a Code of Ethics for the Trust and approved Codes of Ethics adopted by the Adviser and the Distributor (collectively, the “Codes”).  The Codes are intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest, that no undue personal benefit is obtained from the person’s employment activities and that actual and potential conflicts of interest are avoided.

The Codes apply to the personal investing activities of Trustees and officers of the Trust, the Adviser and the Distributor (“Access Persons”).  Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons.  Under the Codes, Access Persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes.  The Codes permit personnel subject to the Codes to invest in securities subject to certain limitations, including securities that may be purchased or held by the Fund.  In addition, certain Access Persons are required to obtain approval before investing in initial public offerings or private placements.  The Codes are on file with the SEC, and are available to the public.

CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS

Creation.  The Trust issues and sells Shares of the Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at their NAVs next determined after receipt, on any Business Day (as defined below), of an order in proper form.

A “Business Day” is any day on which NYSE is open for business.  As of the date of this SAI, NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr., Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Creation Units of the Fund will be sold principally for cash, calculated based on the NAV per Share multiplied by the number of Shares representing a Creation Unit (“Deposit Cash”), plus fixed and variable transaction fees as discussed below.  The Fund also may issue Creation Units in-kind whereby an investor must deposit a designated portfolio of securities (“Deposit Securities”) and a cash payment referred to as the “Cash Component.”  The Cash Component represents the difference between the NAV of a Creation Unit as the market value of the Deposit Securities.  The Adviser expects that the Deposit Securities should correspond pro rata, to the extent practicable to the securities held by the Fund.  The Cash Component is sometimes also referred to as the “Balancing Amount.”  The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below).  The Cash Component is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the “Deposit Amount”—an amount equal to the market value of the Deposit Securities.  If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component.  If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component.

To the extent that the Fund permits Creation Units to be issued in-kind, the Custodian, through the NSCC (discussed below), will make available on each Business Day, prior to the opening of business on NYSE Arca (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Fund.  The Deposit Cash and/or Deposit Securities and the Cash Component constitute the Fund Deposit, which represents the minimum initial and subsequent investment amount for a Creation Unit.

Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of the Fund until such time as the next announced composition of the Deposit Securities is made available.

If applicable, the identity and number of shares of the Deposit Securities required for the Fund Deposit for the Fund changes as rebalancing adjustments and corporate action events are reflected within the Fund from time to time by the Adviser, with a view to the investment objective of the Fund.  The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the securities of the Underlying Index.  In addition, the Trust reserves the right to permit or require the substitution of an amount of cash—i.e., a “cash in lieu” amount—to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or which might not be eligible for trading by an AP (as defined below) or the investor for which it is acting or other relevant reason.  The adjustments described above will reflect changes known to the Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Underlying Index or resulting from certain corporate actions.

In addition to the list of names and numbers of securities constituting the current Deposit Securities of the Fund Deposit, the Custodian, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit Aggregation of the Fund.

Procedures for Creation of Creation Unit Aggregations.  To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of the Fund, an entity must be (i) a “Participating Party,” i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see the Book Entry Only System section), and, in each case, must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Unit Aggregations (“Participant Agreement”) (discussed below). A Participating Party and DTC Participant are collectively referred to as an “AP.”  Investors should contact the Distributor for the names of APs that have signed a Participant Agreement.  All Fund Shares, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders to create Creation Unit Aggregations must be received by the Distributor no later than the closing time of the regular trading session on the NYSE (“Closing Time”) (ordinarily 4:00 p.m., Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of Shares of the Fund as next determined on such date after receipt of the order in proper form.  Custom orders generally must be received by the Distributor no later than 3:00 p.m., Eastern time, on the trade date.  With respect to in-kind creations, a custom order may be placed by an AP where cash replaces any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such AP or the investor for which it is acting or other relevant reason.  On days when a listing exchange or the bond markets close earlier than normal, the Fund may require orders to create Creation Unit Aggregations to be placed earlier in the day.  For example, on days when the generally accepted close of the bond market occurs earlier than normal (such as the day before a holiday), orders requesting a “cash-in-lieu” amount must be received by the Distributor no later than 11:00 a.m., Eastern time.  The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the “Transmittal Date.”  Orders must be transmitted by an AP by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see the “Placement of Creation Orders Using Clearing Process” and the “Placement of Creation Orders Outside Clearing Process” sections).  Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an AP.

The Custodian shall cause the subcustodian for the Fund to maintain an account into which the AP shall deliver, on behalf of itself or the party on whose behalf it is acting, the securities included in the Fund Deposit or the cash value of all or part of such of such securities, with any appropriate adjustments as advised by the Trust.  Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian(s).  Orders to purchase Creation Unit Aggregations must be received by the Distributor from an AP on its behalf or another investor’s behalf by the closing time of the regular trading session on the Exchange on the relevant Business Day.  However, when a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period.  Settlement must occur by 2:00 p.m., Eastern time, on the contractual settlement date.

All orders from investors who are not APs to create Creation Unit Aggregations must be placed with an AP, as applicable, in the form required by such AP.  In addition, the AP may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required.  Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of the Fund must be placed by the investor’s broker through an AP that has executed a Participant Agreement.  In such cases, there may be additional charges to such investor.  At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement.  Those placing orders for Creation Unit Aggregations through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date.  Orders for Creation Unit Aggregations that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process.  Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to

DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

Fund Deposits must be delivered through the Federal Reserve System (for cash and government securities) and through a DTC Participant (for corporate and municipal securities) that has executed a Participant Agreement pre-approved by the Adviser and the Distributor.  A DTC Participant who wishes to place an order creating Creation Units of the Fund need not be a Participating Party, but such orders must state that the creation of Creation Units will be effected through a transfer of cash and/or securities and cash.  The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Trust by no later than 11:00 a.m. on the next Business Day immediately following the Transmittal Date.  The “Settlement Date” for the Fund is generally the third Business Day following the Transmittal Date.  All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding.  The cash equal to the Cash Component must be transferred directly to the Distributor through the Federal Reserve wire system in a timely manner so as to be received by the Distributor no later than 2:00 p.m. on the next Business Day immediately following the Transmittal Date.  An order to create Creation Units of the Fund is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed.  Upon written notice to the Distributor, such cancelled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the current NAV of the Fund.  The delivery of Creation Units so created will occur no later than the third (3rd) Business Day following the day on which the creation order is deemed received by the Distributor.

In accordance with the Fund’s Participant Agreement, Creation Unit Aggregations will be issued to an AP, notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 115%, which the Investment Adviser may change from time to time of the value of the missing Deposit Securities. Such cash collateral must be delivered no later than 2:00 p.m., Eastern time, on the contractual settlement date.  The Participant Agreement will allow the Fund to purchase the missing Deposit Securities at any time and will subject the AP to liability for any shortfall between the cost to the Trust of purchasing such securities and the value of the collateral.

Acceptance of Orders for Creation Unit Aggregations.  The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of the Fund if:  (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Fund Shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (iii) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of beneficial owners; or (iv) in the event that circumstances outside the control of the Trust, the Custodian, the Distributor and the Adviser make it for all practical purposes impossible to process creation orders.  Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, the Distributor, DTC, NSCC, the Federal Reserve, the Custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events.  The Distributor shall notify a prospective creator of a Creation Unit and/or the AP acting on behalf of such prospective creator of its rejection of the order of such person.  The Trust, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation Transaction Fee.  Investors will be required to pay a Creation Transaction Fee payable to BNYM regardless of the number of creations made each day.  The Creation Transaction Fee for the Fund is $[•].  An

additional charge of up to four times the Creation Transaction Fee may be imposed for creations effected outside the Clearing Process.

Redemption of Fund Shares in Creation Unit Aggregations.  Creation Units of the Fund will be redeemed principally for cash.  Fund Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by the Fund through the Transfer Agent and only on a Business Day.  The Fund will not redeem Shares in amounts less than Creation Unit Aggregations.  Beneficial owners must accumulate enough Shares in the secondary market to constitute a Creation Unit Aggregation in order to have such Shares redeemed by the Trust.  There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation.  Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund Shares to constitute a redeemable Creation Unit Aggregation.

Because the Fund will permit Creation Units to be redeemed in-kind, the Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day.  Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

For redemptions in-kind, the redemption proceeds for a Creation Unit Aggregation generally will consist of Fund Securities—as announced on the Business Day of the request for redemption received in proper form—plus or minus cash in an amount equal to the difference between the NAV of the Fund Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a redemption transaction fee as listed below.  In the event that the Fund Securities have a value greater than the NAV of the Fund Shares, a compensating cash payment equal to the difference is required to be made by or through an AP by the redeeming shareholder.

Redemptions of Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws, and the Fund reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws.  An AP or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash.  This would specifically prohibit delivery of Fund Securities that are not registered in reliance upon Rule 144A under the Securities Act to a redeeming investor that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the Securities Act.  The AP may request the redeeming beneficial owner of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.  The Redemption Transaction Fees for the Fund arc the same as the Creation Transaction Fees set forth above.

The right of redemption may be suspended or the date of payment postponed (i) for any period during which NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of the Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

Redemption Transaction Fee.  Investors will be required to pay a Redemption Transaction Fee payable to BNYM regardless of the number of redemptions made each day.  The Redemption Transaction Fee for the Fund is $[•].  An additional charge of up to four times the Redemption Transaction Fee may be imposed for redemptions effected outside the Clearing Process.

Placement of Redemption Orders.  Orders to redeem Creation Units of the Fund must be delivered through a DTC Participant with the ability to transact through the Federal Reserve System (for cash and government securities) that has executed the Participant Agreement.  A DTC Participant who wishes to place an order for redemption of Creation Units of the Fund to be effected need not be a Participating Party, but such orders must state that redemption of Creation Units of the Fund will instead be effected through transfer of Creation Units of the Fund directly through DTC.  An order to redeem Creation Units of the Fund is deemed received by the Administrator on the Transmittal Date if (i) such order is received by the Administrator not later than 4:00 p.m. (3:00 p.m. for Custom Orders) on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of Shares of Creation Units specified in such order, which delivery must be made through DTC to the Administrator no later than 11:00 a.m., Eastern Time, on the next Business Day immediately following such Transmittal Date (the “DTC Cut-Off-Time”) and 2:00 p.m., Eastern time, for any Cash Component owed to a Fund; and (iii) all other procedures set forth in the Participant Agreement are properly followed.

To the extent contemplated by an AP’s Participant Agreement, in the event the AP has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit Aggregation to be redeemed to the Transfer Agent, on behalf of the Fund, the Distributor will nonetheless accept the redemption request in reliance on the undertaking by the AP to deliver the missing Shares as soon as possible.  Such undertaking shall be secured by the AP to deliver the missing shares as soon as possible.  Such understanding shall be secured by the AP’s delivery and maintenance of collateral having a value (marked-to-market daily) at least equal to 115% of the value of the missing shares, which the Adviser may change from time to time.  The current procedures for collateralization of missing Shares require, among other things, that any cash collateral shall be in the form of U.S. dollars in immediately-available funds and shall be held by the Custodian and marked-to-market daily, and that the fees of the Custodian and any relevant subcustodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the AP.  The AP’s Participant Agreement will permit the Trust, on behalf of the affected Fund, to purchase the missing Shares or acquire the Deposit Securities and the Cash Component underlying such Shares at any time and will subject the AP to liability for any shortfall between the cost to the Trust of purchasing such Shares, Deposit Securities or Cash Component and the value of the collateral.  After the Trust and/or the Administrator has deemed an order for redemption outside the Clearing Process received, the Trust and/or the Administrator will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within three Business Days and the Cash Redemption Amount, if any, owed to the redeeming Beneficial Owner to the AP on behalf of the redeeming Beneficial Owner by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Trust and/or the Administrator.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered/received upon redemption will be made by the Custodian according to the procedures set forth under “Determination of NAV” computed on the Business Day on which a redemption order is deemed received by the Trust.  Therefore, if a redemption order in proper form is submitted to the Transfer Agent by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of Shares of the Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be determined by the Custodian on such Transmittal Date.  If, however, either (i) the requisite number of Shares of the Fund are not delivered by the DTC Cut-Off-Time, as described above, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date.  In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be computed on the Business Day following the Transmittal Date provided that the Fund Shares of the Fund are delivered through DTC to the Custodian by the DTC Cut-Off Time.

The Trust will generally exercise its option to redeem such Shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash.  In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit.  In either case, the investor will receive a cash payment equal to the NAV of the Shares based on the NAV of Shares of the Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Fund’s brokerage and other transaction costs associated with the disposition of Fund Securities).  The Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities, or cash-in-lieu of some securities added to the Cash Component, but in no event will the total value of the securities delivered and the cash transmitted differ from the NAV. Redemptions of Fund Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserve the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An AP or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of a

Creation Unit Aggregation may be paid an equivalent amount of cash.  The AP may request the redeeming Beneficial Owner of the Fund Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.

On days when the relevant Exchange or the bond market closes earlier than normal, the Fund may require orders to redeem Creation Unit Aggregations to be placed earlier in the day.  For example, on days when the generally accepted close of the bond market occurs earlier then normal (such as the day before a holiday) orders requesting substitution of a “cash-in-lieu” amount must be received by the Distributor no later than 11:00 a.m., Eastern time.

TAXES

The Fund intends to qualify for and to elect to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code.  To qualify for treatment as a RIC, a company must annually distribute at least 90% of its net investment company taxable income (which includes dividends, interest and net capital gains) and at least 90% of its net tax-exempt interest income, for each tax year, if any, to its shareholders and meet several other requirements relating to the nature of its income and the diversification of its assets.  If the Fund fails to qualify for any taxable year as a regulated investment company, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits.

The Fund is treated as a separate corporation for federal income tax purposes.  The Fund, therefore, is considered to be a separate entity in determining its treatment under the rules for RICs described herein and in the Prospectus.  Losses in the fund do not offset gains in any other fund and the requirements (other than certain organizational requirements) for qualifying for RIC status are determined at the Fund level rather than the Trust level.

The Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98% of its net capital gains for twelve months ended October 31 of such year.  The Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

As a result of tax requirements, the Trust on behalf of the Fund has the right to reject an order to purchase Shares if the purchaser (or group of purchasers) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of the Fund.  The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

The Fund may make investments that are subject to special federal income tax rules, such as investments in repurchase agreements, convertible securities, structured notes and in swaps, options and futures contracts and non-U.S. corporations classified as “passive foreign investment companies.”  Those special tax rules can, among other things, affect the timing of income or gain, the treatment of income as capital or ordinary and the treatment of capital gain or loss as long-term or short-term.  The application of these special rules would therefore also affect the character of distributions made by the Fund.  The Fund may need to borrow money or dispose of some of its investments earlier than anticipated in order to meet their distribution requirements.

Distributions from the Fund’s net investment income, including any net short-term capital gains, if any, and distributions of income from securities lending, if any, are taxable as ordinary income.  Distributions reinvested in additional Shares of the Fund through the means of a dividend reinvestment service will be taxable dividends to Shareholders acquiring such additional Shares to the same extent as if such dividends had been received in cash.  Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long Shareholders have held the Shares.

If, for any calendar year, the total distributions made exceed the Fund’s current and accumulated earnings and profits, the excess will, for federal income tax purposes, be treated as a tax-free return of capital to each shareholder up to the amount of the shareholder’s basis in his or her shares, and thereafter as gain from the sale of shares.  The amount treated as a tax free return of capital will reduce the shareholder’s adjusted basis in his or her shares, thereby increasing his or her potential gain or reducing his or her potential loss on the subsequent sale of his or her shares.

Long-term capital gains of non-corporate taxpayers generally are taxed at a maximum rate of 15% for taxable years beginning before January 1, 2011.  It is not expected that any ordinary dividends declared and paid by the Fund to non-corporate shareholders will qualify for taxation at the lower reduced tax rates applicable to long-term capital gains.  Without future congressional action, the maximum rate of long-term capital gains will return to 20% for taxable years beginning on or after January 1, 2011, and all dividends will be taxed at ordinary income rates.  The Fund will report to shareholders annually the amounts and character of its distributions for tax purposes.

The sale, exchange or redemption of Shares may give rise to a gain or loss.  In general, any gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if the Shares have been held for more than one year.  Otherwise, the gain or loss on the taxable disposition of Shares will be treated as short-term capital gain or loss.  A loss realized on a sale or exchange of Shares of the Fund may be disallowed if other substantially identical Shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a sixty-one (61) day period beginning thirty (30) days before and ending thirty (30) days after the date that the Shares are disposed of.  In such a case, the basis of the Shares acquired must be adjusted to reflect the disallowed loss.  Any loss upon the sale or exchange of Shares held for six (6) months or less is treated as long-term capital loss to the extent of any capital gain dividends received by the shareholders.  Distribution of ordinary income and capital gains may also be subject to state and local taxes.

Any market discount recognized by the Fund on a bond is taxable as ordinary income.  A market discount bond is a bond acquired in the secondary market at a price below redemption value or adjusted issue price if issued with original issue discount.  Absent an election by the Fund to include the market discount in income as it accrues, gain on the Fund’s disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.

Distributions of ordinary income paid to nonresident aliens or foreign entities (“Non- U.S. Shareholders”) that are not effectively connected to the conduct of a trade or business within the United States will generally be subject to a 30% U.S. withholding tax unless an exemption applies or a reduced rate of withholding or a withholding exemption is provided under applicable treaty law.  However, with respect to taxable years of the Fund beginning before January 1, 2010 (or later date if extended by the U.S. Congress), the portion of ordinary distributions paid to Non-U.S. Shareholders that are properly designated by the Fund as “short-term capital gain dividends” or “interest-related dividends” (generally, interest, original issue discount and market discount on bonds of a U.S. Issuer) will generally not be subject to U.S. withholding tax, provided that the income would not be subject to federal income tax if earned directly by the foreign shareholder.

Non-U.S. Shareholders will generally not be subject to U.S. withholding or income tax on gains realized on the sale of Shares or on capital gains dividends unless (i) such gain or capital gain dividend is effectively connected with the conduct of a trade or business within the United States, or (ii) in the case of an individual shareholder, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or capital gain dividend and certain other conditions are met.

Gains on the sale of shares and dividends that are effectively connected with the conduct of a trade or business within the United States will generally be subject to U.S. federal net income taxation at regular income tax rates.  Non-U.S. Shareholders are urged to consult their own tax advisors concerning the applicability of U.S. income tax or withholding tax to their investment in the Fund.

Some shareholders may be subject to a withholding tax on distributions of ordinary income, capital gains and any cash received on redemption of Creation Units (“backup withholding”).  Generally, shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with the Fund or who, to the Fund’s knowledge, have furnished an incorrect number.  When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

Dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries.  Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning.  Purchasers of Shares should consult their own tax advisors as to the tax consequences of investing in such Shares, including under federal, state, local and other tax laws.  Finally, the foregoing discussion is based on applicable provisions of the Internal Revenue Code, regulations, judicial authority and administrative interpretations in effect on the date hereof.  Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

FEDERAL TAX TREATMENT OF FUTURES AND OPTIONS CONTRACTS

The Fund is required for federal income tax purposes to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year.  Gain or loss from futures and options contracts on broad-based indexes required to be marked-to-market will be 60% long-term and 40% short-term capital gain or loss.  Application of this rule may alter the timing and character of distributions to shareholders.  The Fund may be required to defer the recognition of losses on futures contracts, options contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund.

In order for the Fund to continue to qualify for federal income tax treatment as a RIC, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans or securities, gains from the sale of securities or of foreign currencies or other income derived with respect to the Fund’s business of investing in securities (including net income derived from an interest in certain “qualified publicly traded partnerships”).  It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered gain from the sale of securities or derived with respect to the Fund’s business of investing in securities and therefore will be qualifying income for purposes of the 90% gross income requirement.

The Fund distributes to shareholders at least annually any net capital gains which have been recognized for federal income tax purposes, including unrealized gains at the end of the Fund’s fiscal year on futures or options transactions.  Such distributions are combined with distributions of capital gains realized on the Fund’s other investments and shareholders are advised on the nature of the distributions.

DETERMINATION OF NAV

The following information should be read in conjunction with the section in the Prospectus entitled “Net Asset Value.”

The NAV per Share is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares of the Fund outstanding, rounded to the nearest cent.  Expenses and fees, including without limitation, the management and administration fees, are accrued daily and taken into account for purposes of determining NAV, provided that (a) any assets or liabilities denominated in currencies other than the U.S. dollar shall be translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more major banks or dealers that makes a two-way market in such currencies (or a data service provider based on quotations received from such banks or dealers); and (b) U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association announces an early closing time.  The NAV per Share is calculated by the Custodian and determined as of the close of the regular trading session on NYSE (ordinarily 4:00 p.m., Eastern time) on each day that such exchange is open.  NAV is calculated by deducting all of the Fund’s liabilities from the total value of its assets and dividing the result by the number of Shares outstanding, rounding to the nearest cent.  All valuations are subject to review by the Trust’s Board or its delegate.

In determining NAV, expenses are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value.  Market value generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer), or (iii) based on amortized cost.  The Trust’s portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant.  Common stocks and other equity securities are valued at the last sales price that day.  As international local markets close, the market value of the Deposit Securities will continue to be updated for foreign exchange rates for the remainder of the U.S. trading day at the prescribed 15 second interval.  Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market, or in the case of the NASDAQ, at the NASDAQ official closing price. Money market securities maturing in 60 days or less will be valued at amortized cost..  The Adviser may use various pricing services or discontinue the use of any pricing service.  A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation.

When price quotes are not readily available, securities will be valued at fair value.  Investments that may be valued at fair value include, among others, an unlisted security related to corporate actions, a restricted security, a security whose trading has been suspended from trading on its primary trading exchange, a security that is thinly traded, a security in default or bankruptcy proceedings for which there is no current market quotation and a security affected by a significant event, which event includes acts of terrorism, natural disasters, government action, armed conflict and significant market fluctuations.  Fair value pricing involves subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.  With respect to securities that are primarily listed on foreign exchanges, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or sell your Shares.

In computing the Fund’s NAV, the Fund’s securities holdings traded on a national securities exchange are valued based on their last sale price.  Price information on listed securities is taken from the exchange where the security is primarily traded.  Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market.  Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith in accordance with procedures adopted by the Board.

DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”

General Policies.  Ordinarily, dividends from net investment income, if any, are declared and paid monthly.

Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis.  The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions on Fund Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of the Shares.  Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Fund.

Dividend Reinvestment Service.  No reinvestment service is provided by the Trust.  Broker-dealers may make available the DTC book entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund for reinvestment of their dividend distributions.  Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein.  Brokers may require Beneficial Owners to adhere to specific procedures and timetables.

MISCELLANEOUS INFORMATION

Counsel.  Dechert LLP, 1095 Avenue of the Americas, New York, New York 10036, is counsel to the Trust.

Independent Registered Public Accounting Firm.  [•], [•], serves as the Fund’s independent registered public accounting firm.  [•] audits the Fund’s financial statements and performs other related audit services.

APPENDIX A
INVESCO POWERSHARES CAPITAL MANAGEMENT LLC
PROXY VOTING POLICY — OVERVIEW

For those ETFs which Invesco PowerShares Capital Management LLC (“Invesco PowerShares” or the “Adviser”) has explicit or implicit authority to vote proxies, Invesco PowerShares:

1)             applies its proxy voting policies consistently;

2)             documents the reasons for voting; and

3)             maintains records of voting activities for clients and regulating authorities;

4)             monitors voting activity for potential conflicts of interest.

Proxy Voting

In order to facilitate this proxy voting process, Invesco PowerShares has retained Glass Lewis & Co., to assist the firm with in-depth proxy research and has retained Broadridge to vote execution and the recordkeeping necessary for tracking proxy voting for the appropriate client account.  Invesco PowerShares votes according to Glass Lewis & Co voting recommendations to the extent that there is not a material conflict of interest.  Glass Lewis & Co., specializes in providing a variety of fiduciary-level services related to proxy voting.  Glass Lewis & Co Proxy Paper Policy Guidelines-An Overview of the Glass Lewis Approach to Proxy Advice 2008 Proxy Season is available upon request.  To request a copy please call Invesco PowerShares at 800.983.0903.

Procedures for Addressing Material Conflicts of Interest

Example of potential conflicts of interest includes situations where the Adviser or an affiliate, or personnel of either entity:

1.             Has a material business relationship with a proponent of a proxy proposal and this business relationship may influence how the proxy vote is cast.

2.             Has a business or personal relationship with participants in a proxy contest, corporate directors or candidates for directorships.

Where a proxy proposal raises a material conflict between the Adviser’s interests and a client’s interest, the Adviser will resolve such a conflict in the manner described below.

The Adviser shall periodically review the proxy voting record to assess the extent, if any, to which there may be a material conflict between the interests of the applicable client on the one hand and the Adviser and its affiliates, directors, officers, employees on the other hand (a potential conflict).  The Adviser shall perform this assessment on a proposal-by-proposal basis, and a potential conflict with respect to one proposal in a proxy shall not indicate that a potential conflict exists with respect to any other proposal in such proxy.  If the Adviser determines that a potential conflict may exist, it shall resolve any such conflict in a manner that is in the collective best interest of the applicable client and the Adviser’s other clients (excluding any client that may have a potential conflict).

Without limiting the generality of the foregoing, the Adviser may resolve a potential conflict in any of the following manners:  (i) If the proposal that gives rise to a potential conflict is specifically addressed Glass Lewis’s proxy voting policies, or (ii) the Adviser may engage an independent third-party to determine how the proxy should be voted.  The Adviser shall use commercially reasonable efforts to determine whether a potential conflict may exist, and a potential conflict shall be deemed to exist if and only if one or more of the Adviser’s senior managers actually knew or reasonably should have know of the potential conflict.

A-1

Share blocking

The Adviser my choose not to vote proxies in certain situations or for certain accounts either where it deems the cost of doing so to be prohibitive or where the exercise of voting rights could restrict the ability of an account’s portfolio manager to freely trade the security in question.  For example, in accordance with local law or business practices, many foreign companies prevent the sale of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting (“share blocking”).  Due to these restrictions, the Adviser must balance the benefits to its clients of voting proxies against the potentially serious portfolio management consequences of a reduced flexibility to sell the underlying shares at the most advantageous time.  For companies in countries with share blocking periods, the disadvantage of being unable to sell the stock regardless of changing conditions generally outweighs the advantages of voting at the shareholder meeting for routine items.  Accordingly the Adviser will not vote those proxies in the absence of an unusual significant vote.

Special Policy

With respect to PowerShares Financial Preferred Portfolio, PowerShares Global Listed Private Equity Portfolio, PowerShares Autonomic Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced NFA Global Asset Portfolio, PowerShares CEF Income Composite Portfolio and PowerShares Lux Nanotech Portfolio, the Adviser will vote proxies in accordance with Sections 12(d)(l)(E) and 12(d)(1)(I ), which requires that the Adviser vote the shares in the portfolio of the PowerShares Financial Preferred Portfolio, PowerShares Global Listed Private Equity Portfolio, PowerShares Autonomic Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced NFA Global Asset Portfolio, PowerShares CEF Income Composite Portfolio and PowerShares Lux Nanotech Portfolio in the same proportion as the vote of all other holders of such security.

A-2

POWERSHARES EXCHANGE-TRADED FUND TRUST II

PART C. OTHER INFORMATION

Item 28. Exhibits.

(a)	Amended and Restated Declaration of Trust of the Registrant*****.

(b)	By-laws of the Registrant**.

(c)	Not applicable.

(d)

(1)	Form of Investment Advisory Agreement between the Registrant and Invesco PowerShares Capital Management LLC****.

(e)	Not applicable.

(f)	Not applicable.

(g)(i)	Form of Custody Agreement between Registrant and The Bank of New York**.

(g)(ii)	Form of Foreign Custody Manager Agreement between Registrant and The Bank of New York**.

(h)

a.	Form of Fund Administration and Accounting Agreement between Registrant and The Bank of New York**.

b.	Form of Transfer Agency and Service Agreement between Registrant and The Bank of New York**.

c.	Form of Participant Agreement between Invesco Aim Distributors, Inc., The Bank of New York and the Participant**.

d.	Form of Sublicense Agreement between the Registrant and Invesco PowerShares Capital Management LLC**.

(i)

1.

Opinion and Consent of Clifford Chance US LLP with respect to the PowerShares Dynamic Asia Pacific Portfolio, PowerShares Dynamic Europe Portfolio, PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Europe Portfolio, PowerShares FTSE RAFI Japan Portfolio, PowerShares Global Water Portfolio and PowerShares Global Clean Energy Portfolio**.

2.

Opinion and Consent of Bingham McCutchen, LLP with respect to the PowerShares Dynamic Asia Pacific Portfolio, PowerShares Dynamic Europe Portfolio, PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Europe Portfolio, PowerShares FTSE RAFI Japan Portfolio, PowerShares Global Water Portfolio and PowerShares Global Clean Energy Portfolio**.

3.

Opinion and Consent of Clifford Chance US LLP with respect to the PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Europe Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio and PowerShares International Listed Private Equity Portfolio******.

4.

Opinion and Consent of Bingham McCutchen, LLP with respect to the PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Europe Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio and PowerShares International Listed Private Equity Portfolio******.

5.	Opinion and Consent of Clifford Chance US LLP with respect to PowerShares Emerging Markets Sovereign Debt Portfolio and PowerShares 1-30 Laddered Treasury Portfolio*******.

6.	Opinion and Consent of Bingham McCutchen, LLP with respect to PowerShares Emerging Markets Sovereign Debt Portfolio and PowerShares 1-30 Laddered Treasury Portfolio*******.

7.	Opinion and Consent of Clifford Chance US LLP with respect to PowerShares High Yield Corporate Bond Portfolio and PowerShares Preferred Portfolio**********.

8.	Opinion and Consent of Bingham McCutchen, LLP with respect to PowerShares High Yield Corporate Bond Portfolio and PowerShares Preferred Portfolio**********.

9.

Opinion and Consent of Clifford Chance US LLP with respect to PowerShares National Municipal Bond Portfolio, PowerShares Investment Grade Corporate Bond Portfolio, PowerShares Aggregate Bond Portfolio, PowerShares 1-20 Laddered Treasury Portfolio, PowerShares 1-10 Laddered Treasury Portfolio and PowerShares 1-5 Laddered Treasury Portfolio, to be filed by amendment.

10.

Opinion and Consent of Bingham McCutchen, LLP with respect to PowerShares National Municipal Bond Portfolio, PowerShares Investment Grade Corporate Bond Portfolio, PowerShares Aggregate Bond Portfolio, PowerShares 1-20 Laddered Treasury Portfolio, PowerShares 1-10 Laddered Treasury Portfolio and PowerShares 1-5 Laddered Treasury Portfolio, to be filed by amendment.

11.

Opinion and Consent of Clifford Chance US LLP with respect to PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio and PowerShares Insured California Municipal Bond Portfolio********.

12.

Opinion and Consent of Bingham McCutchen, LLP with respect to PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio and PowerShares Insured California Municipal Bond Portfolio********.

13.	Opinion and Consent of Clifford Chance US LLP with respect to the PowerShares VRDO Tax-Free Weekly Portfolio*********.

14.	Opinion and Consent of Bingham McCutchen, LLP with respect to the PowerShares VRDO Tax-Free Weekly Portfolio*********.

15.	Opinion and Consent of Clifford Chance US LLP with respect to the PowerShares FTSE RAFI International Real Estate Portfolio***********.

16.	Opinion and Consent of Bingham McCutchen, LLP with respect to the PowerShares FTSE RAFI International Real Estate Portfolio***********.

17.	Opinion and Consent of Clifford Chance US LLP with respect to the PowerShares DWA Developed Markets Technical Leaders Portfolio and the PowerShares DWA Emerging Market Technical Leaders

Portfolio************.

18.

Opinion and Consent of Bingham McCutchen, LLP with respect to the PowerShares DWA Developed Markets Technical Leaders Portfolio and the PowerShares DWA Emerging Market Technical Leaders Portfolio************.

19.	Opinion and Consent of Clifford Chance US LLP with respect to the PowerShares Global Nuclear Energy Portfolio****************.

20.	Opinion and Consent of Bingham McCutchen, LLP with respect to the PowerShares Global Nuclear Energy Portfolio****************.

21.

Opinion and Consent of Clifford Chance US LLP with respect to the PowerShares Autonomic Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio and PowerShares Autonomic Balanced NFA Global Asset Portfolio*************.

22.

Opinion and Consent of Bingham McCutchen, LLP with respect to the PowerShares Autonomic Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio and PowerShares Autonomic Balanced NFA Global Asset Portfolio*************.

23.	Opinion and consent of Clifford Chance US LLP with respect to PowerShares Ireland Portfolio and PowerShares Developed Markets Infrastructure Portfolio, to be filed by amendment.

24.	Opinion and consent of Bingham McCutchen, LLP with respect to PowerShares Ireland Portfolio and PowerShares Developed Markets Infrastructure Portfolio, to be filed by amendment.

25.	Opinion and consent of Clifford Chance US LLP with respect to PowerShares Global Wind Energy Portfolio ****************.

26.	Opinion and consent of Bingham McCutchen, LLP with respect to PowerShares Global Wind Energy Portfolio ****************.

27.	Opinion and consent of Clifford Chance US LLP with respect to PowerShares MENA Frontier Countries Portfolio*****************.

28.	Opinion and consent of Bingham McCutchen, LLP with respect to PowerShares MENA Frontier Countries Portfolio*****************.

29.

Opinion and consent of Clifford Chance US LLP with respect to PowerShares Global Agriculture Portfolio, PowerShares Global Biotech Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Progressive Transportation Portfolio and PowerShares Global Steel Portfolio******************.

30.

Opinion and consent of Bingham McCutchen, LLP with respect to PowerShares Global Agriculture Portfolio, PowerShares Global Biotech Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Progressive Transportation Portfolio and PowerShares Global Steel Portfolio******************.

31.	Opinion and consent of Clifford Chance US LLP with respect to PowerShares Emerging Markets Infrastructure Portfolio†.

32.	Opinion and consent of Bingham McCutchen LLP with respect to PowerShares Emerging Markets Infrastructure Portfolio†.

33.

Consent of Dechert LLP with regard to PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced NFA Global Asset Portfolio, PowerShares Autonomic Growth NFA Global Asset Portfolio, PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares DWA Emerging Markets Technical Leaders Portfolio, PowerShares Dynamic Asia Pacific Portfolio, PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares Dynamic Europe Portfolio, PowerShares Emerging Markets Infrastructure Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares FTSE RAFI Europe Portfolio, PowerShares FTSE RAFI Europe Small-Mid Portfolio, PowerShares FTSE RAFI International Real Estate Portfolio, PowerShares FTSE RAFI Japan Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Biotech Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Nuclear Energy Portfolio, PowerShares Global Progressive Transportation Portfolio, PowerShares Global Steel Portfolio, PowerShares Global Water Portfolio, PowerShares Global Wind Energy Portfolio, PowerShares High Yield Corporate Bond Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio, PowerShares International Listed Private Equity Portfolio, PowerShares MENA Frontier Countries Portfolio, PowerShares Preferred Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio††††††.

34.	Opinion and consent of Dechert LLP with respect to PowerShares Build America Bond Portfolio†††.

35.	Opinion and consent of Bingham McCutchen LLP with respect to PowerShares Build America Bond Portfolio†††.

36.	Opinion and consent of Dechert LLP with respect to PowerShares CEF Income Composite Portfolio†††††.

37.	Opinion and consent of Bingham McCutchen LLP with respect to PowerShares CEF Income Composite Portfolio†††††.

38.

Opinion and consent of Dechert LLP with respect to PowerShares Financial Corporate Bond Portfolio, PowerShares Industrial Corporate Bond Portfolio, PowerShares Utilities Corporate Bond Portfolio and PowerShares Convertible Portfolio, to be filed by amendment.

39.

Opinion and consent of Bingham McCutchen LLP with respect to PowerShares Financial Corporate Bond Portfolio, PowerShares Industrial Corporate Bond Portfolio, PowerShares Utilities Corporate Bond Portfolio and PowerShares Convertible Portfolio, to be filed by amendment.

40.

Opinion and consent of Dechert LLP with respect to PowerShares S&P SmallCap Consumer Discretionary Portfolio, PowerShares S&P SmallCap Consumer Staples Portfolio, PowerShares S&P SmallCap Energy Portfolio, PowerShares S&P SmallCap Financials Portfolio, PowerShares S&P SmallCap Health Care Portfolio, PowerShares S&P SmallCap Industrials Portfolio, PowerShares S&P SmallCap Materials Portfolio, PowerShares S&P SmallCap Information Technology Portfolio and PowerShares S&P SmallCap Utilities Portfolio†††††††.

41.

Opinion and consent of Bingham McCutchen LLP with respect to PowerShares S&P SmallCap Consumer Discretionary Portfolio, PowerShares S&P SmallCap Consumer Staples Portfolio, PowerShares S&P SmallCap Energy Portfolio, PowerShares S&P SmallCap Financials Portfolio, PowerShares S&P SmallCap Health Care Portfolio, PowerShares S&P SmallCap Industrials Portfolio, PowerShares S&P SmallCap Materials Portfolio, PowerShares S&P SmallCap Information Technology Portfolio and PowerShares S&P SmallCap Utilities Portfolio†††††††.

42.	Opinion and consent of Dechert LLP with respect to PowerShares International Corporate Bond Portfolio ††††††††.

43.	Opinion and consent of Bingham McCutchen LLP with respect to PowerShares International Corporate Bond Portfolio ††††††††.

44.

Opinion and consent of Dechert LLP with respect to PowerShares Aggregate Bond Portfolio, PowerShares 1-20 Laddered Treasury Portfolio, PowerShares 1-10 Laddered Treasury Portfolio and PowerShares 1-5 Laddered Treasury Portfolio, to be filed by amendment.

45.

Opinion and consent of Bingham McCutchen LLP with respect to PowerShares Aggregate Bond Portfolio, PowerShares 1-20 Laddered Treasury Portfolio, PowerShares 1-10 Laddered Treasury Portfolio and PowerShares 1-5 Laddered Treasury Portfolio, to be filed by amendment.

46.

Consent of Dechert LLP with respect to PowerShares Ibbotson Alternative Completion Portfolio, PowerShares RiverFront Tactical Balanced Growth Portfolio and PowerShares RiverFront Tactical Growth & Income Portfolio, to be filed by amendment.

47.

Consent of Bingham McCutchen LLP with respect to PowerShares Ibbotson Alternative Completion Portfolio, PowerShares RiverFront Tactical Balanced Growth Portfolio and PowerShares RiverFront Tactical Growth & Income Portfolio, to be filed by amendment.

48.	Consent of Dechert LLP with respect to PowerShares Fundamental High Yield Corporate Bond Portfolio, to be filed by amendment.

49.	Consent of Bingham McCutchen LLP with respect to PowerShares Fundamental High Yield Corporate Bond Portfolio, to be filed by amendment.

50.	Opinion and consent of Dechert LLP with respect to PowerShares Intermediate Build America Bond Portfolio, to be filed by amendment.

(j)

1.

Consent of Independent Registered Public Accounting Firm, with respect to the PowerShares Emerging Markets Infrastructure Portfolio, PowerShares Developed Markets Infrastructure Portfolio, PowerShares Investment Grade Corporate Bond Portfolio, PowerShares Aggregate Bond Portfolio, PowerShares 1-20 Laddered Treasury Portfolio, PowerShares 1-10 Laddered Treasury Portfolio and PowerShares 1-5 Laddered Treasury Portfolio, to be filed by amendment.

2.

Consent of Independent Registered Public Accounting Firm with regard to the PowerShares Autonomic Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio and PowerShares Autonomic Balanced NFA Global Asset Portfolio*************.

3.

Consent of Independent Registered Public Accounting Firm with regard to PowerShares 1-30 Laddered Treasury Portfolio, PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares DWA Emerging Markets Technical Leaders Portfolio, PowerShares Dynamic Asia Pacific Portfolio, PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares Dynamic Europe Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares FTSE RAFI Europe Portfolio, PowerShares FTSE RAFI Europe Small-Mid Portfolio, PowerShares FTSE RAFI International Real Estate Portfolio, PowerShares FTSE RAFI Japan Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Water Portfolio, PowerShares High Yield Corporate Bond Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond

Portfolio, PowerShares Insured New York Municipal Bond Portfolio, PowerShares International Listed Private Equity Portfolio, PowerShares Preferred Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio**************.

4.	Consent of Independent Registered Public Accounting Firm with respect to PowerShares Global Nuclear Energy Portfolio****************.

5.	Consent of Independent Registered Public Accounting Firm with respect to PowerShares Ireland Portfolio and PowerShares Developed Markets Infrastructure Portfolio, to be filed by amendment.

6.	Consent of Independent Registered Public Accounting Firm with respect to PowerShares Global Wind Energy Portfolio ****************.

7.	Consent of Independent Registered Public Accounting Firm with respect to PowerShares MENA Frontier Countries Portfolio*****************.

8.

Consent of Independent Registered Public Accounting Firm with respect to PowerShares Global Agriculture Portfolio, PowerShares Global Biotech Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Progressive Transportation Portfolio and PowerShares Global Steel Portfolio******************.

9.	Consent of Independent Registered Public Accounting Firm with respect to PowerShares Emerging Markets Infrastructure Portfolio†.

10.

Consent of Independent Registered Public Accounting Firm with regard to PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced NFA Global Asset Portfolio, PowerShares Autonomic Growth NFA Global Asset Portfolio, PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares DWA Emerging Markets Technical Leaders Portfolio, PowerShares Dynamic Asia Pacific Portfolio, PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares Dynamic Europe Portfolio, PowerShares Emerging Markets Infrastructure Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares FTSE RAFI Europe Portfolio, PowerShares FTSE RAFI Europe Small-Mid Portfolio, PowerShares FTSE RAFI International Real Estate Portfolio, PowerShares FTSE RAFI Japan Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Biotech Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Nuclear Energy Portfolio, PowerShares Global Progressive Transportation Portfolio, PowerShares Global Steel Portfolio, PowerShares Global Water Portfolio, PowerShares Global Wind Energy Portfolio, PowerShares High Yield Corporate Bond Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio, PowerShares International Listed Private Equity Portfolio, PowerShares MENA Frontier Countries Portfolio, PowerShares Preferred Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio††††††.

11.	Consent of Independent Registered Public Accounting Firm with respect PowerShares Build America Bond Portfolio†††.

12.

Consent of Independent Registered Public Accounting Firm with respect to PowerShares Financial Corporate Bond Portfolio, PowerShares Industrial Corporate Bond Portfolio, PowerShares Utilities Corporate Bond Portfolio and PowerShares Convertible Portfolio, to be filed by amendment.

13.	Consent of Independent Registered Public Accounting Firm with respect to PowerShares Ibbotson Alternative Completion Portfolio, PowerShares RiverFront Tactical Balanced Growth Portfolio and

PowerShares RiverFront Tactical Growth & Income Portfolio, to be filed by amendment.

14.	Consent of Independent Registered Public Accounting Firm with respect to PowerShares Fundamental High Yield Corporate Bond Portfolio, to be filed by amendment.

(k)	Not applicable.

(l)	Not applicable.

(m)	Not applicable.

(n)	Not applicable.

(o)	Not applicable.

(p)

a.	Code of Ethics of the Registrant and Invesco PowerShares Capital Management LLC**.

b.	Code of Ethics of Invesco Distributors, Inc.*.

(q)

1.	Powers of Attorney†††.

2.	Power of Attorney for H. Bruce Bond††††.

3.	Powers of Attorney for Todd J. Barre and Kevin M. Carome††††††.

*	Incorporated by reference to the Trust’s Registration Statement, filed on November 7, 2006.
**	Incorporated by reference to Pre-Effective Amendment No.1, filed on June 6, 2007.
***	Incorporated by reference to Post-Effective Amendment No.1, filed on June 13, 2007.
****	Incorporated by reference to Post-Effective Amendment No.2, filed on July 17, 2007.
*****	Incorporated by reference to Post-Effective Amendment No.7, filed on September 20, 2007.
******	Incorporated by reference to Post-Effective Amendment No.10, filed on September 24, 2007.
*******	Incorporated by reference to Post-Effective Amendment No.12, filed on October 3, 2007.
********	Incorporated by reference to Post-Effective Amendment No.15, filed on October 3, 2007.
*********	Incorporated by reference to Post-Effective Amendment No. 20, filed on November 2, 2007.
**********	Incorporated by reference to Post-Effective Amendment No. 21, filed on November 2, 2007.
***********	Incorporated by reference to Post-Effective Amendment No. 25, filed on December 26, 2007.
************	Incorporated by reference to Post-Effective Amendment No. 26, filed on December 26, 2007.
**************	Incorporated by reference to Post-Effective Amendment No. 31, filed on January 22, 2008.
***************	Incorporated by reference to Post-Effective Amendment No. 36, filed on February 29, 2008.
***************	Incorporated by reference to Post-Effective Amendment No. 37, filed on March 24, 2008.
****************	Incorporated by reference to Post-Effective Amendment No. 56, filed on June 20, 2008.
*****************	Incorporated by reference to Post-Effective Amendment No. 55, filed on June 20, 2008.
******************	Incorporated by reference to Post-Effective Amendment No. 67, filed on August 21, 2008.
†	Incorporated by reference to Post-Effective Amendment No. 71, filed on September 17, 2008.
††	Incorporated by reference to Post-Effective Amendment No. 87, filed on February 27, 2009.
†††	Incorporated by reference to Post-Effective Amendment No. 119, filed on November 10, 2009.
††††	Incorporated by reference to Post-Effective Amendment No. 123, filed on December 28, 2009.
†††††	Incorporated by reference to Post-Effective Amendment No. 128, filed on January 22, 2010.
††††††	Incorporated by reference to Post-Effective Amendment No. 132, filed on February 26, 2010.

†††††††	Incorporated by reference to Post-Effective Amendment No. 136, filed on March 24, 2010.
††††††††	Incorporated by reference to Post-Effective Amendment No. 145, filed on May 18, 2010.

Item 29. Persons Controlled by or Under Common Control with the Fund.

PROVIDE A LIST OR DIAGRAM OF ALL PERSONS DIRECTLY OR INDIRECTLY CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT. FOR ANY PERSON CONTROLLED BY ANOTHER PERSON, DISCLOSE THE PERCENTAGE OF VOTING SECURITIES OWNED BY THE IMMEDIATELY CONTROLLING PERSON OR OTHER BASIS OF THAT PERSON’S CONTROL. FOR EACH COMPANY, ALSO PROVIDE THE STATE OR OTHER SOVEREIGN POWER UNDER THE LAWS OF WHICH THE COMPANY IS ORGANIZED.

None.

Item 30. Indemnification.

STATE THE GENERAL EFFECT OF ANY CONTRACT, ARRANGEMENT OR STATUTE UNDER WHICH ANY DIRECTOR, OFFICER, UNDERWRITER OR AFFILIATED PERSON OF THE REGISTRANT IS INSURED OR INDEMNIFIED AGAINST ANY LIABILITY INCURRED IN THEIR OFFICIAL CAPACITY, OTHER THAN INSURANCE PROVIDED BY ANY DIRECTOR, OFFICER, AFFILIATED PERSON OR UNDERWRITER FOR THEIR OWN PROTECTION.

Reference is made to Article IX of the Registrant’s Declaration of Trust:

The Registrant (also, the “Trust”) is organized as a Massachusetts business trust and is operated pursuant to a Declaration of Trust, dated October 10, 2006 and Amended and Restated as of September 17, 2007 (the “Declaration of Trust”), which that permits the Registrant to indemnify every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”), to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

No indemnification shall be provided hereunder to a Covered Person to the extent such indemnification is prohibited by applicable federal law.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Trust has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton and State of Illinois, on the 3rd day of June, 2010.

PowerShares Exchange-Traded Fund Trust II

By:	/s/ Andrew Schlossberg
Title: Andrew Schlossberg, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE		TITLE	DATE

/s/ Andrew Schlossberg		President	June 3, 2010
Andrew Schlossberg

/s/ Bruce T. Duncan		Chief Financial Officer, Treasurer and Secretary	June 3, 2010
Bruce T. Duncan

*/s/ H. Bruce Bond		Chairman and Trustee	June 3, 2010
H. Bruce Bond

*/s/ Kevin M. Carome		Trustee	June 3, 2010
Kevin M. Carome

*/s/ Ronn R. Bagge		Trustee	June 3, 2010
Ronn R. Bagge

*/s/ Todd J. Barre		Trustee	June 3, 2010
Todd J. Barre

*/s/ Marc M. Kole		Trustee	June 3, 2010
Marc M. Kole

*/s/ Philip M. Nussbaum		Trustee	June 3, 2010
Philip M. Nussbaum

*/s/ Donald H. Wilson		Trustee	June 3, 2010
Donald H. Wilson

*By:	/s/ Stuart Strauss		June 3, 2010
Stuart M. Strauss Attorney-In-Fact